DoubleLine Flexible Income Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.1%
2,948,318	Castlelake Aircraft Securitization Trust, Series 2018-1-B	5.30%	^	06/15/2043	3,009,153
2,712,815	Castlelake Aircraft Securitization Trust, Series 2019-1A-C	6.90%	^	04/15/2039	2,737,382
6,250,000	ExteNet Issuer LLC, Series 2019-1A-C	5.22%	^	07/26/2049	6,294,578
1,748,008	GAIA Aviation Ltd., Series 2019-1-C	7.00%	^§	12/15/2044	1,744,943
4,469,711	Harley Marine Financing LLC, Series 2018-1A-A2	5.68%	^	05/15/2043	3,994,054
4,937,955	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	5,148,736
1,904,762	Horizon Aircraft Finance Ltd., Series 2019-1-C	6.90%	^	07/15/2039	1,956,017
1,955,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	2,003,443
1,171,234	JOL Air Ltd., Series 2019-1-B	4.95%	^	04/15/2044	1,173,981
5,365,000	Mosaic Solar Loan Trust, Series 2018-1A-C	0.00%	^P/O	06/22/2043	4,553,408
47,583	SoFi Consumer Loan Program LLC, Series 2016-2-A	3.09%	^	10/27/2025	47,756
313,881	SoFi Consumer Loan Program LLC, Series 2017-1-A	3.28%	^	01/26/2026	314,883
343,823	SoFi Consumer Loan Program LLC, Series 2017-2-A	3.28%	^	02/25/2026	345,211
744,276	SoFi Consumer Loan Program LLC, Series 2017-5-A2	2.78%	^	09/25/2026	747,127
500,000	SoFi Consumer Loan Program Trust, Series 2017-1-B	4.73%	#^	01/26/2026	512,420
18,399	SoFi Consumer Loan Program Trust, Series 2018-2-A1	2.93%	^	04/26/2027	18,405
210,480	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	210,571
2,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	2,001,571
1,982,535	Sunnova Helios Issuer LLC, Series 2019-AA-B	4.49%	^	06/20/2046	1,985,444
2,925,000	Taco Bell Funding LLC, Series 2016-1A-A2II	4.38%	^	05/25/2046	2,952,000
4,904,219	Vivint Colar Financing LLC, Series 2018-1A-A	4.73%	^	04/30/2048	5,120,671
8,477,000	Wave LLC, Series 2019-1-C	6.41%	^	09/15/2044	8,426,138
1,409,359	Willis Engine Structured Trust, Series 2018-A-A	4.75%	^§	09/15/2043	1,477,104
4,805,973	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61%	^	10/15/2038	4,823,529

Total Asset Backed Obligations (Cost $61,235,957)					61,598,525

Bank Loans - 5.0%
711,197	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		11/19/2026	712,883
184,675	Acadia Healthcare Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.30%		02/16/2023	185,384
300,849	Access CIG LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.44%		02/27/2025	301,100
218,350	Achilles Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.81%		10/13/2025	220,943
427,145	Acrisure LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.19%		11/22/2023	429,014
116,071	Advanced Drainage Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.00%		07/31/2026	117,329
233,238	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.75%		01/05/2026	234,987
292,025	Air Medical Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.04%		04/28/2022	286,960
350,505	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.44%		04/22/2024	308,080
41,560	Albertson’s LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.75% Floor)	4.55%		11/17/2025	41,986
197,942	Albertson’s LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	4.55%		08/17/2026	199,974
450,000	Aldevron LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.19%		10/13/2026	455,625
372,929	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.30%		08/01/2025	375,260
371,594	Aleris International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.55%		02/27/2023	372,523
279,890	AlixPartners LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.55%		04/04/2024	281,924
408,700	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.99%		05/09/2025	410,028
31,532	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.05%		07/10/2026	31,761
318,468	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.05%		07/10/2026	320,790
375,248	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	5.70%		06/13/2024	373,425
75,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	9.45%		06/16/2025	73,581
496,218	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.55%		07/31/2024	501,180
445,408	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.74%		12/15/2023	447,575
203,198	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	9.30%		09/02/2024	182,370
439,722	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.19%		09/19/2024	441,885
170,000	Aramark Services, Inc., Senior Secured First Lien Term Loan	3.66%		12/10/2026	171,116
405,000	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.45%		03/11/2025	407,278
144,885	Arctic Glacier U.S.A., Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.30%		03/20/2024	140,296
464,466	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		07/12/2024	468,096
463,063	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		10/22/2024	465,205
21,010	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.80%		11/04/2024	21,157
102,881	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	8.30%		08/04/2025	104,385
390,495	Asurion, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.80%		11/03/2023	393,286
346,195	Athenahealth, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	6.40%		02/11/2026	348,502
420,750	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		02/27/2026	423,556
168,931	Avantor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		11/21/2024	170,690
267,126	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.99%		12/16/2024	262,919
264,338	Azalea TopCo, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		07/24/2026	266,197
113,548	Bass Pro Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	6.80%		09/25/2024	113,430
335,750	Bausch Health Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.49%		11/27/2025	337,954
118,667	Bausch Health Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.74%		06/02/2025	119,495
85,000	BellRing Brands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.80%		10/21/2024	86,116
53,400	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.72%		10/03/2022	53,667
507,450	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.22%		07/01/2026	509,531
365,710	BJ’s Wholesale Club, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.49%		02/02/2024	368,681
417,751	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.80%		06/16/2025	418,534
432,825	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.41%		09/30/2024	435,701
200,638	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.05%		10/02/2025	198,837
367,154	Brazos Delaware LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.79%		05/21/2025	315,752
	Bright Bidco B.V., Senior Secured First Lien Term Loan
169,830	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.44%		06/28/2024	101,049
83,647	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.30%		06/28/2024	49,770
290,977	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.30%		08/01/2025	293,431
245,000	Buckeye Partners LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.44%		11/02/2026	247,519
603,461	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		12/23/2024	605,410
49,875	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.30%		08/12/2026	50,245
427,850	Calpine Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	4.20%		04/06/2026	430,952
370,000	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		10/30/2026	372,868
423,470	Canyon Valor Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		06/16/2023	424,927
453,596	Capri Acquisitions BidCo Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	4.93%		11/01/2024	450,137
220,150	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	4.05%		05/18/2026	221,389
323,311	Cengage Learning, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.05%		06/07/2023	310,004
214,453	CenturyLink, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		01/31/2025	215,659
591,596	CEOC LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		10/04/2024	596,456
183,072	Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.30%		03/01/2024	183,987
84,575	Charter NEX US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		05/16/2024	85,262
188,979	CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		06/07/2023	190,514
408,483	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		03/31/2025	410,525
178,148	Cincinnati Bell, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.05%		10/02/2024	179,447
74,813	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		08/21/2026	75,353
224,289	Club Corporation Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	4.69%		09/18/2024	213,145
292,564	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.30%		12/20/2024	292,443
169,735	Covia Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.04%		06/02/2025	131,771
188,811	CPM Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		11/17/2025	187,489
253,770	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.99%		07/17/2025	254,581
133,988	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.99%		01/15/2026	134,356
309,225	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.24%		04/15/2027	311,093
311,457	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.03%		07/03/2020	302,892
362,809	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.55%		11/29/2024	363,081
114,702	Cyanco Intermediate Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		03/17/2025	115,204
298,276	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.74%		05/01/2024	265,094
296,542	Deerfield Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.05%		02/13/2025	296,250
679,433	Dell International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.75% Floor)	3.80%		09/19/2025	685,041
373,428	Delta 2 SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.30%		02/01/2024	375,821
280,315	Dental Corporation Perfect Smile ULC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.55%		06/06/2025	279,380
270,000	Diamond BC B.V.,Guaranteed Senior Secured First Lien Term Loan	4.91%		09/06/2024	265,208
79,800	Diamond Sports Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.03%		08/24/2026	79,867
156,370	Digicel International Finance Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.16%		05/27/2024	140,499
270,000	DigiCert Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.80%		10/16/2026	271,350
100,552	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.94%		04/06/2026	101,377
54,060	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.94%		04/06/2026	54,504
58,013	Dynatrace LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		08/22/2025	58,503
322,567	E.W. Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.30%		05/01/2026	324,331
422,666	EAB Global, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 1.00% Floor)	5.74%		11/15/2024	423,987
152,466	Edgewater Generation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		12/12/2025	146,653
190,663	EG America LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.96%		02/06/2025	190,287
317,020	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		10/10/2025	271,976
432,874	Equinox Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		03/08/2024	435,270
183,675	ESH Hospitality, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		09/18/2026	185,422
415,667	Excelitas Technologies Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.44%		12/02/2024	415,409
73,711	Exgen Renewables IV LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.91%		11/29/2024	73,005
119,227	Explorer Holdings, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 3.75%, 1.00% Floor)	5.60%		05/02/2023	120,419
379,333	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.80%		03/31/2025	381,389
356,000	Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		10/01/2025	359,471
185,000	Flex Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.35%		06/30/2025	184,075
195,000	Flex Acquisition, Senior Secured First Lien Term Loan	4.91%		12/29/2023	193,903
180,414	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.44%		08/01/2024	150,936
418,353	Flexera Software LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.30%		02/26/2025	420,183
531,271	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	7.66%	Ω	03/28/2022	235,656
391,050	Forest City Enterprises L.P., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		12/08/2025	393,738
226,713	Forterra Finance, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		10/25/2023	222,368
213,986	Frontdoor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.31%		08/18/2025	216,394
178,291	Frontera Generation Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	5.99%		05/02/2025	154,222
175,000	Gavilan Resources LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	7.80%		03/01/2024	70,000
270,000	Genesee & Wyoming, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	3.91%		11/06/2026	272,940
439,333	Genesys Telecommunications Laboratories, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		12/01/2023	441,391
446,631	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.56%		07/02/2025	449,563
218,098	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.31%		02/19/2026	219,052
589,999	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		02/15/2024	593,949
372,254	GOBP Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.24%		10/22/2025	377,528
	Golden Nugget, Inc., Senior Secured First Lien Term Loan
167,597	(3 Month LIBOR USD + 2.75%, 0.75% Floor)	4.72%		10/04/2023	168,397
7,287	(1 Month LIBOR USD + 2.75%, 0.75% Floor)	4.55%		10/04/2023	7,322
189,458	(3 Month LIBOR USD + 2.75%, 0.75% Floor)	4.68%		10/04/2023	190,362
551,554	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		10/10/2025	555,920
341,267	GrafTech Finance, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.30%		02/12/2025	340,841
601,856	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.20%		01/02/2026	606,511
485,000	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.74%		11/15/2027	489,724
223,164	GTT Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		06/02/2025	187,777
	Gulf Finance LLC, Senior Secured First Lien Term Loan
129,554	(3 Month LIBOR USD + 5.25%, 1.00% Floor)	7.20%		08/25/2023	102,036
220,592	(1 Month LIBOR USD + 5.25%, 1.00% Floor)	6.95%		08/25/2023	173,736
177,541	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	4.30%		08/18/2023	177,142
108,597	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		08/05/2024	108,054
415,000	HC Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.30%		08/06/2026	413,875
174,125	Hexion, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.60%		07/01/2026	175,213
195,000	H-Food Holdings LLC, Senior Secured First Lien Term Loan	5.60%		05/31/2025	193,635
696,560	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.54%		06/22/2026	702,119
189,519	Houston Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		07/21/2025	184,781
432,068	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	5.30%		07/01/2024	435,140
106,771	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	8.80%		07/07/2025	108,439
97,000	IAA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.00%		06/29/2026	97,909
138,778	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.69%		05/01/2026	140,137
399,951	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		08/05/2022	402,165
175,000	Inmarsat PLC, Senior Secured First Lien Term Loan	6.41%		12/12/2026	176,299
222,473	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 1.00% Floor)	5.68%		11/27/2023	223,247
157,571	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.06%		11/21/2024	151,268
700,270	IQVIA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	3.69%		01/17/2025	704,646
469,303	IRB Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.22%		02/05/2025	472,921
174,908	IRI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.30%		12/01/2025	171,994
603,464	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		01/02/2026	602,897
566,070	Jaguar Holding Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.30%		08/18/2022	569,865
540,913	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		05/01/2026	546,546
257,068	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	6.93%		10/20/2023	180,752
363,290	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.06%		09/19/2026	366,356
275,581	KBR, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		04/25/2025	278,337
320,000	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.72%		12/11/2026	323,286
176,897	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	6.81%		07/02/2025	178,445
195,757	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.18%		06/30/2022	177,013
372,608	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.79%		05/15/2023	366,832
395,508	Kronos, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.91%		11/01/2023	398,043
107,945	Level 3 Financing Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		03/01/2027	108,451
392,303	Life Time Fitness, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	4.66%		06/10/2022	393,959
106,962	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.05%		03/24/2025	106,962
347,804	Lower Cadence Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.80%		05/22/2026	344,980
361,117	Lucid Energy Group II Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		02/18/2025	335,839
32,262	Mavis Tire Express Services Corporation, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.25%)	5.05%	&	03/20/2025	31,536
253,140	Mavis Tire Express Services Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		03/20/2025	247,444
125,784	McDermott International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	6.94%	Ω	05/12/2025	74,716
135,692	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.05%		08/31/2026	135,926
33,950	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.05%	&	08/31/2026	34,008
143,188	Messer Industries LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	4.44%		03/02/2026	144,152
268,500	MGM Growth Properties Operating Partnership LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		03/21/2025	270,084
553,412	Millennium Trust Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	6.80%		03/27/2026	546,494
17,859	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan	5.41%	&	05/14/2026	17,964
355,402	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.41%		05/14/2026	357,476
341,097	Mitchell International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		11/29/2024	339,019
180,520	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.19%		11/28/2025	171,344
13,359	Motion Finco LLC, Senior Secured First Lien Term Loan	5.16%		11/04/2026	13,528
101,641	Motion Finco LLC, Senior Secured First Lien Term Loan	5.16%		11/04/2026	102,928
319,130	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	4.69%		06/07/2023	315,425
170,234	Nascar Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.49%		10/19/2026	172,363
119,700	NCR Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.30%		08/28/2026	121,196
89,100	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		10/20/2025	87,764
420,000	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.45%		09/18/2026	422,936
211,712	Numericable U.S. LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.74%		08/14/2026	212,528
119,700	ON Semiconductor Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		09/18/2026	120,695
99,000	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.41%		10/24/2025	97,597
149,355	Panther BF Aggregator 2 LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		04/30/2026	150,149
185,912	Parexel International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		09/27/2024	182,891
113,149	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.30%		05/29/2026	114,080
94,286	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	4.05%		10/15/2025	94,804
453,714	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.74%		03/11/2022	449,766
180,828	Pike Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.05%		07/24/2026	182,091
181,167	Pisces Midco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.49%		04/12/2025	181,336
184,642	Playa Resorts Holding B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.55%		04/29/2024	184,642
394,428	PODS LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.49%		12/06/2024	396,954
212,484	PowerTeam Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.19%		03/06/2025	191,448
190,125	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	6.69%		03/11/2026	189,174
265,000	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.80%		07/31/2026	265,621
269,325	Prime Security Services Borrower LLC, Senior Secured First Lien Term Loan	4.94%		09/23/2026	270,487
216,508	Pro Mach Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.54%		03/07/2025	215,088
485,967	Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	5.49%		04/26/2024	487,792
272,895	Radiate Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	4.80%		02/01/2024	274,278
153,708	Radiology Partners, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	6.71%		07/09/2025	154,733
180,440	(12 Month LIBOR USD + 4.75%, 1.00% Floor)	6.62%		07/09/2025	181,643
278,251	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.20%		11/14/2025	280,860
460,927	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		05/30/2025	459,775
383,074	RentPath, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 1.00% Floor)	6.66%	Ω	12/17/2021	213,303
358,176	Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		02/06/2023	359,745
251,226	RPI Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		03/27/2023	253,621
339,311	Scientific Games International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.45%		08/14/2024	340,702
84,828	(1 Month LIBOR USD + 2.75%)	4.55%		08/14/2024	85,176
393,608	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.30%		11/01/2024	294,940
420,311	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		12/31/2025	421,099
444,968	Select Medical Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.50%)	4.58%		03/06/2025	446,499
115,000	ServiceMaster Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.56%		11/05/2026	115,671
349,965	Severin Acquisition LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	4.89%		08/01/2025	348,980
588,525	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.24%		09/30/2026	591,376
140,000	SIWF Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.16%		06/15/2025	139,883
338,300	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		04/17/2026	340,330
264,462	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.80%		01/23/2025	265,951
433,893	SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		02/05/2024	437,321
180,198	Solenis International LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.91%		06/26/2025	178,756
365,559	Solera LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		03/03/2023	366,731
397,240	Sophia LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.19%		09/30/2022	398,660
295,000	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	6.29%		12/11/2026	296,568
485,573	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		06/27/2025	489,215
167,368	Southern Graphics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		12/30/2022	104,739
325,865	Speedcast International Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	4.69%		05/15/2025	252,275
424,827	Sprint Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	4.31%		02/02/2024	421,853
449,250	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.05%		04/16/2025	452,835
216,377	Staples, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	6.69%		04/16/2026	213,145
190,164	Starfruit US Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.96%		10/01/2025	190,560
201,895	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.44%		07/10/2025	203,961
100,000	Sunshine Luxembourg VII SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.19%		10/01/2026	101,080
80,981	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	6.80%		10/01/2024	77,877
144,496	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%)	7.80%		04/01/2025	124,628
	TAMKO Building Products LLC, Senior Secured First Lien Term Loan
121,496	(1 Month LIBOR USD + 3.25%)	5.16%		05/29/2026	122,711
23,142	(1 Month LIBOR USD + 3.25%)	5.05%		05/29/2026	23,373
105,000	Team Health Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.66%		02/06/2024	85,509
220,000	Telesat Canada, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	4.63%		12/07/2026	221,421
512,491	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		05/01/2024	516,442
125,000	Terrier Media Buyer, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.15%		12/17/2026	126,407
277,742	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	6.79%		02/06/2026	280,520
322,346	The Edelman Financial Center LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.04%		07/21/2025	324,729
271,045	Titan Acquisition Ltd., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.80%		03/28/2025	267,220
428,057	TKC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.55%		02/01/2023	399,163
106,827	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		11/13/2026	107,392
562,947	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.30%		06/09/2023	565,702
298,024	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.79%		01/25/2024	299,887
241,423	Travelport Finance SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	6.94%		05/29/2026	226,455
194,504	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		10/17/2024	189,464
244,811	Uber Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.74%		04/04/2025	245,073
19,897	Uber Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		07/13/2023	19,915
594,982	UFC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.05%		04/29/2026	599,733
184,000	UGI Energy Services LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		08/13/2026	185,380
289,275	Ultimate Software Group, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		05/04/2026	291,581
185,000	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.05%		10/22/2025	158,984
80,000	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		07/01/2026	80,450
115,000	Univision Communications, Inc., Guaranteed Senior Secured First Lien Term Loan	4.66%		03/15/2024	113,811
155,000	Upstream Newco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.30%		11/20/2026	156,356
113,970	US Anesthesia Partners, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		06/24/2024	113,827
593,513	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.75% Floor)	3.80%		09/14/2026	596,946
276,950	USIC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.05%		12/08/2023	276,432
91,858	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.43%		10/28/2024	85,964
99,513	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.30%		10/28/2024	93,128
455,643	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.30%		08/27/2025	459,819
464,442	Vertafore, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		07/02/2025	460,087
595,000	VICI Properties 1 LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.79%		12/20/2024	598,632
138,473	Victory Capital Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.35%		07/01/2026	139,619
110,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.24%		01/31/2028	110,832
	Vistra Operations Company LLC, Senior Secured First Lien Term Loan
132,117	(1 Month LIBOR USD + 1.75%)	3.49%		12/31/2025	133,093
563,235	(1 Month LIBOR USD + 1.75%)	3.55%		12/31/2025	567,394
185,936	Vizient, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		05/06/2026	187,054
303,475	Wand NewCo 3, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		02/05/2026	306,416
105,000	Web.Com Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.49%		10/10/2025	105,068
299,250	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.94%		08/03/2026	301,334
395,366	Wink Holdco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		12/02/2024	396,603
447,154	WP CPP Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	5.68%		04/30/2025	444,918
110,000	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.55%		09/30/2026	110,745

Total Bank Loans (Cost $75,256,699)					74,212,295

Collateralized Loan Obligations - 14.9%
250,000	Adams Mill Ltd., Series 2014-1A-D1 (3 Month LIBOR USD + 3.50%)	5.50%	^	07/15/2026	250,249
2,500,000	AIMCO, Series 2015-AA-DR (3 Month LIBOR USD + 2.45%, 2.45% Floor)	4.45%	^	01/15/2028	2,458,168
2,250,000	ALM LLC, Series 2015-12A-C1R2 (3 Month LIBOR USD + 2.65%, 2.65% Floor)	4.65%	^	04/16/2027	2,251,646
2,000,000	Apidos Ltd., Series 2013-12A-DR (3 Month LIBOR USD + 2.60%)	4.60%	^	04/15/2031	1,917,357
1,500,000	Apidos Ltd., Series 2015-21A-CR (3 Month LIBOR USD + 2.45%, 2.45% Floor)	4.45%	^	07/18/2027	1,453,672
2,500,000	Apidos Ltd., Series 2016-24A-CR (3 Month LIBOR USD + 3.05%)	5.02%	^	10/20/2030	2,451,646
2,500,000	Apidos Ltd., Series 2018-29A-C (3 Month LIBOR USD + 2.75%)	4.69%	^	07/25/2030	2,402,069
2,500,000	Atrium Corporation, Series 13A-D (3 Month LIBOR USD + 2.70%)	4.63%	^	11/21/2030	2,403,987
1,000,000	Atrium Corporation, Series 14A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	4.95%	^	08/23/2030	975,649
3,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	5.51%	^	05/28/2030	3,002,107
1,500,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	4.92%	^	10/20/2030	1,465,908
1,737,500	Babson Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	8.42%	^	10/20/2030	1,728,487
4,000,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	4.87%	^	07/20/2029	3,852,832
2,000,000	Barings Ltd., Series 2019-2A-C (3 Month LIBOR USD + 3.85%, 3.85% Floor)	5.85%	^	04/15/2031	2,002,487
3,770,000	BlueMountain Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.90%)	4.85%	^	10/22/2030	3,601,750
1,750,000	BlueMountain Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	4.75%	^	07/18/2027	1,689,479
500,000	BlueMountain Ltd., Series 2015-3A-CR (3 Month LIBOR USD + 2.60%)	4.57%	^	04/20/2031	465,773
1,000,000	BlueMountain Ltd., Series 2016-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	5.01%	^	11/15/2030	936,312
1,000,000	BlueMountain Ltd., Series 2017-2A-C (3 Month LIBOR USD + 3.00%)	4.97%	^	10/20/2030	961,702
2,000,000	Canyon Capital Ltd., Series 2012-1RA-D (3 Month LIBOR USD + 3.00%)	5.00%	^	07/15/2030	1,962,268
2,000,000	Canyon Capital Ltd., Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	4.69%	^	01/30/2031	1,828,558
2,000,000	Canyon Capital Ltd., Series 2014-2A-DR (3 Month LIBOR USD + 3.65%)	5.65%	^	04/15/2029	2,000,613
10,000,000	Canyon Capital Ltd., Series 2017-1A-B (3 Month LIBOR USD + 1.70%, 0.00% Floor)	3.70%	^	07/15/2030	9,941,534
2,500,000	Canyon Capital Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	4.90%	^	07/15/2031	2,429,402
1,250,000	Carlyle Global Market Strategies Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.40%)	4.40%	^	01/18/2029	1,127,153
1,500,000	Chenango Park Ltd., Series 2018-1A-C (3 Month LIBOR USD + 3.00%, 3.00% Floor)	5.00%	^	04/15/2030	1,467,966
3,000,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	3.31%	^	07/20/2030	3,005,303
2,500,000	Dryden Senior Loan Fund, Series 2013-28A-B1LR (3 Month LIBOR USD + 3.15%)	5.06%	^	08/15/2030	2,478,843
3,900,000	Dryden Senior Loan Fund, Series 2014-33A-DR2 (3 Month LIBOR USD + 3.85%, 3.85% Floor)	5.85%	^	04/15/2029	3,902,572
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-DR (3 Month LIBOR USD + 2.50%, 2.50% Floor)	4.50%	^	01/15/2031	2,840,858
1,000,000	Dryden Senior Loan Fund, Series 2016-45A-DR (3 Month LIBOR USD + 3.15%, 3.15% Floor)	5.15%	^	10/15/2030	987,500
1,000,000	Dryden Senior Loan Fund, Series 2017-50A-D (3 Month LIBOR USD + 3.25%)	5.25%	^	07/15/2030	998,838
4,000,000	GoldenTree Loan Management Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.35%)	5.32%	^	04/20/2029	4,004,927
5,500,000	GoldenTree Loan Management Ltd., Series 2017-2A-D (3 Month LIBOR USD + 2.65%)	4.62%	^	11/28/2030	5,288,310
2,500,000	GoldenTree Loan Opportunities Ltd., Series 2016-12A-DR (3 Month LIBOR USD + 2.90%)	4.87%	^	07/21/2030	2,427,880
1,500,000	Greenwood Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.50%)	4.50%	^	04/15/2031	1,426,242
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C (3 Month LIBOR USD + 2.70%)	4.61%	^	08/01/2025	249,596
250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	6.94%	^Þ	04/28/2025	212,038
2,000,000	Hayfin Kingsland Ltd., Series 2018-8A-B (3 Month LIBOR USD + 1.48%, 1.48% Floor)	3.45%	^	04/20/2031	1,935,863
2,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	4.87%	^	10/20/2029	1,883,830
2,500,000	HPS Loan Management Ltd., Series 11A-17-A (3 Month LIBOR USD + 1.26%)	3.17%	^	05/06/2030	2,495,894
1,500,000	HPS Loan Management Ltd., Series 13A-18-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	5.00%	^	10/15/2030	1,426,232
3,175,000	LCM LP, Series 14A-DR (3 Month LIBOR USD + 2.75%)	4.72%	^	07/20/2031	2,975,604
1,250,000	LCM LP, Series 19A-E2 (3 Month LIBOR USD + 5.70%, 5.70% Floor)	7.70%	^	07/15/2027	1,185,915
2,000,000	LCM LP, Series 20A-DR (3 Month LIBOR USD + 2.80%, 2.80% Floor)	4.77%	^	10/20/2027	1,914,705
5,000,000	LCM LP, Series 26A-D (3 Month LIBOR USD + 2.50%, 2.50% Floor)	4.47%	^	01/20/2031	4,548,405
1,500,000	LCM LP, Series 27A-D (3 Month LIBOR USD + 2.95%)	4.95%	^	07/16/2031	1,403,580
1,000,000	Madison Park Funding Ltd., Series 2014-15A-CR (3 Month LIBOR USD + 3.45%)	5.39%	^	01/27/2026	1,002,720
2,500,000	Madison Park Funding Ltd., Series 2014-15A-DR (3 Month LIBOR USD + 5.44%)	7.38%	^	01/27/2026	2,481,370
1,000,000	Madison Park Funding Ltd., Series 2015-16A-D (3 Month LIBOR USD + 5.50%)	7.47%	^	04/20/2026	978,957
500,000	Madison Park Funding Ltd., Series 2015-18A-DR (3 Month LIBOR USD + 2.95%)	4.92%	^	10/21/2030	486,875
3,000,000	Madison Park Funding Ltd., Series 2017-25A-C (3 Month LIBOR USD + 3.60%)	5.54%	^	04/25/2029	3,001,766
1,000,000	Madison Park Funding Ltd., Series 2018-30A-D (3 Month LIBOR USD + 2.50%, 2.50% Floor)	4.50%	^	04/15/2029	961,924
3,500,000	Magnetite Ltd., Series 2018-20A-D (3 Month LIBOR USD + 2.50%)	4.47%	^	04/20/2031	3,323,452
1,000,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	3.75%	^	04/15/2029	1,000,508
6,500,000	Marble Point Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.15%)	4.08%	^	07/23/2032	6,473,355
1,000,000	Milos Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.40%)	5.37%	^	10/20/2030	998,824
1,000,000	Myers Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	5.02%	^	10/20/2030	980,822
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2016-21A-DR (3 Month LIBOR USD + 2.40%, 2.40% Floor)	4.37%	^	04/20/2027	974,689
4,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-D (3 Month LIBOR USD + 2.50%)	4.50%	^	01/15/2028	3,912,556
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-D (3 Month LIBOR USD + 3.25%)	5.25%	^	10/18/2029	1,491,809
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-26A-D (3 Month LIBOR USD + 2.65%, 2.65% Floor)	4.65%	^	10/18/2030	957,402
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2018-28A-D (3 Month LIBOR USD + 2.85%)	4.82%	^	04/20/2030	1,451,500
2,000,000	Newark BSL Ltd., Series 2016-1A-C (3 Month LIBOR USD + 4.00%)	5.94%	^	12/21/2029	2,000,894
4,500,000	Octagon Investment Partners Ltd., Series 2012-1A-CR (3 Month LIBOR USD + 4.00%)	6.00%	^	07/15/2029	4,501,744
500,000	Octagon Investment Partners Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 3.95%, 3.95% Floor)	5.86%	^	02/14/2031	501,280
2,500,000	Octagon Investment Partners Ltd., Series 2017-1A-C (3 Month LIBOR USD + 3.50%)	5.47%	^	03/17/2030	2,500,573
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.70%)	5.67%	^	07/20/2030	2,000,605
1,250,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	8.17%	^	03/17/2030	1,235,222
4,000,000	Octagon Investment Partners Ltd., Series 2018-1A-C (3 Month LIBOR USD + 2.60%, 2.60% Floor)	4.57%	^	01/20/2031	3,818,507
3,000,000	Octagon Investment Partners Ltd., Series 2018-2A-C (3 Month LIBOR USD + 2.85%)	4.79%	^	07/25/2030	2,854,825
1,000,000	OHA Credit Funding Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	5.02%	^	10/20/2030	980,856
3,000,000	RRAM Ltd., Series 2018-4A-C (3 Month LIBOR USD + 2.95%)	4.95%	^	04/15/2030	2,858,508
5,000,000	Steele Creek Ltd., Series 2019-2A-B (3 Month LIBOR USD + 2.25%, 2.25% Floor)	4.38%	^	07/15/2032	5,005,575
3,500,000	Stewart Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	4.60%	^	01/15/2030	3,282,923
1,500,000	Symphony Ltd., Series 2015-16A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	5.05%	^	10/15/2031	1,471,483
1,000,000	Symphony Ltd., Series 2016-17A-DR (3 Month LIBOR USD + 2.65%)	4.65%	^	04/15/2028	990,821
3,000,000	Thacher Park Ltd., Series 2014-1A-D1R (3 Month LIBOR USD + 3.40%)	5.37%	^	10/20/2026	3,004,011
6,000,000	Trimaran CAVU LLC, Series 2019-1A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	4.17%	^	07/20/2032	6,002,957
5,000,000	Venture Ltd., Series 2018-34A-A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	3.23%	^	10/15/2031	4,984,251
3,900,000	Voya Ltd., Series 2013-1A-CR (3 Month LIBOR USD + 2.95%)	4.95%	^	10/15/2030	3,781,541
1,500,000	Voya Ltd., Series 2017-3A-C (3 Month LIBOR USD + 3.55%)	5.52%	^	07/20/2030	1,500,479
1,000,000	Westcott Park Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 3.25%)	5.22%	^	07/20/2028	999,848
2,000,000	Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%)	8.75%	^	10/18/2030	1,776,308
2,000,000	Wind River Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	5.00%	^	07/18/2031	1,791,447
4,000,000	Wind River Ltd., Series 2014-2A-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	4.90%	^	01/15/2031	3,609,438
2,000,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	7.75%	^	01/15/2031	1,638,064
7,975,000	Wind River Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 5.55%)	7.54%	^	10/15/2027	7,600,019
3,500,000	Wind River Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.85%)	4.84%	^	07/15/2028	3,381,275
2,000,000	Wind River Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.75%)	5.75%	^	04/18/2029	2,001,572
1,750,000	Wind River Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.42%)	8.42%	^	04/18/2029	1,701,513
1,500,000	Wind River Ltd., Series 2017-4A-D (3 Month LIBOR USD + 2.65%)	4.55%	^	11/20/2030	1,407,118
1,500,000	Wind River Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	4.90%	^	07/15/2030	1,397,006
3,500,000	Wind River Ltd., Series 2018-2A-D (3 Month LIBOR USD + 3.00%)	5.00%	^	07/15/2030	3,211,924
2,500,000	York Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.05%, 0.00% Floor)	4.22%	^	07/22/2032	2,482,897

Total Collateralized Loan Obligations (Cost $227,910,010)					221,375,722

Foreign Corporate Bonds - 16.2%
1,200,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	1,229,831
150,000	Adecoagro S.A.	6.00%		09/21/2027	150,465
500,000	AES Andres B.V.	7.95%	^	05/11/2026	532,054
2,200,000	AES Dominicana	7.95%		05/11/2026	2,341,037
600,000	AES Gener S.A.	5.00%		07/14/2025	625,267
200,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35%	^	10/07/2079	205,300
1,300,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	1,366,678
1,800,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	1,892,323
1,000,000	AES Gener S.A. (5 Year Swap Rate USD + 4.92%)	6.35%		10/07/2079	1,026,500
1,250,000	AI Candelaria Spain SLU	7.50%		12/15/2028	1,405,122
650,000	AI Candelaria Spain SLU	7.50%	^	12/15/2028	730,663
270,000	Aker BP ASA	4.75%	^	06/15/2024	280,797
320,000	Alcoa Nederland Holding B.V.	6.13%	^	05/15/2028	346,992
615,000	Altice France S.A.	7.38%	^	05/01/2026	661,426
200,000	ARD Finance S.A. (7.25% PIK)	6.50%	^	06/30/2027	207,160
445,000	Ardagh Packaging Finance, Inc.	6.00%	^	02/15/2025	467,806
225,000	Ardagh Packaging Finance, Inc.	5.25%	^	08/15/2027	237,233
400,000	Avation Capital S.A.	6.50%	^	05/15/2021	416,660
530,000	Avolon Holdings Funding Ltd.	5.25%	^	05/15/2024	580,082
1,000,000	Banco Bradesco S.A.	5.75%		03/01/2022	1,056,322
3,200,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	3,393,952
500,000	Banco de Bogota S.A.	5.38%		02/19/2023	529,793
200,000	Banco de Bogota S.A.	6.25%		05/12/2026	224,322
1,000,000	Banco de Credito e Inversiones	4.00%		02/11/2023	1,035,557
650,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	685,757
200,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	211,002
3,900,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25%	†	04/15/2024	3,964,389
350,000	Banco General S.A.	4.13%		08/07/2027	368,500
300,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	6.50%		04/03/2027	316,607
1,350,000	Banco Internacional del Peru S.A.A.	3.38%		01/18/2023	1,365,748
200,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%	^	11/04/2026	162,569
2,100,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	1,706,980
200,000	Banco Mercantil de Norte (10 Year CMT Rate + 5.47%)	7.50%	^†	06/27/2029	213,752
2,400,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63%	†	01/10/2028	2,569,284
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50%	†	06/27/2029	213,752
700,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 4.45%)	5.75%		10/04/2031	725,625
1,200,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	1,258,134
700,000	Banco Nacional de Comercio Exterior S.N.C. (5 Year CMT Rate + 3.00%)	3.80%		08/11/2026	709,875
1,200,000	Banco Nacional de Desenvolvimento Economico e Social	4.75%		05/09/2024	1,277,010
200,000	Banco Safra S.A.	4.13%		02/08/2023	205,585
1,450,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	^	10/01/2028	1,557,456
1,500,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	1,535,025
1,100,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	1,117,875
1,100,000	Banistmo S.A.	3.65%		09/19/2022	1,114,104
200,000	Banistmo S.A.	3.65%	^	09/19/2022	202,564
300,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	318,847
4,400,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	4,449,654
200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	202,572
200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 4.31%)	5.88%	^	09/13/2034	209,770
1,200,000	BBVA Colombia S.A.	4.88%		04/21/2025	1,286,010
300,000	BDO Unibank, Inc.	2.63%		10/24/2021	300,416
3,150,000	BDO Unibank, Inc.	2.95%		03/06/2023	3,181,900
800,000	Bharat Petroleum Corporation Ltd.	4.00%		05/08/2025	824,020
320,000	Bombardier, Inc.	6.00%	^	10/15/2022	320,704
265,000	Bombardier, Inc.	7.88%	^	04/15/2027	273,288
1,500,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	1,562,042
1,500,000	Braskem Idesa SAPI	7.45%	^	11/15/2029	1,600,890
1,200,000	C&W Senior Financing DAC	7.50%	^	10/15/2026	1,302,219
3,260,000	C&W Senior Financing DAC	6.88%		09/15/2027	3,493,587
300,000	Cable Onda S.A.	4.50%	^	01/30/2030	316,455
100,000	Calfrac Holdings LP	8.50%	^	06/15/2026	41,252
100,000	Camelot Finance S.A.	4.50%	^	11/01/2026	102,937
300,000	Canacol Energy Ltd.	7.25%	^	05/03/2025	317,077
2,950,000	Canacol Energy Ltd.	7.25%		05/03/2025	3,117,929
200,000	Celulosa Arauco y Constitucion S.A.	5.50%	^	04/30/2049	208,189
400,000	CIMB Bank BHD (3 Month LIBOR USD + 0.78%)	2.79%		10/09/2024	401,114
800,000	CK Hutchison International Ltd.	3.50%	^	04/05/2027	829,993
2,200,000	CNOOC Finance Ltd.	3.00%		05/09/2023	2,238,950
2,000,000	CNOOC Finance Ltd.	3.50%		05/05/2025	2,091,709
600,000	CNPC General Capital Ltd.	3.95%		04/19/2022	621,474
400,000	Colombia Telecomunicaciones S.A. (5 Year Swap Rate USD + 6.96%)	8.50%	†	03/30/2020	405,378
1,000,000	Comcel Trust	6.88%		02/06/2024	1,027,095
4,215,150	Cometa Energia S.A. de C.V.	6.38%		04/24/2035	4,598,455
725,000	Connect Finco LLC	6.75%	^	10/01/2026	773,031
1,100,000	Controladora Mabe S.A. de C.V.	5.60%		10/23/2028	1,213,132
400,000	Cosan Overseas Ltd.	8.25%	†	02/05/2020	416,878
200,000	Cosan Overseas Ltd.	7.00%		01/20/2027	218,322
1,400,000	Credito Real S.A.B. de C.V.	9.50%	^	02/07/2026	1,597,585
1,650,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13%	†	11/29/2022	1,740,247
1,150,000	CSN Islands Corporation	7.00%	†	03/23/2020	1,060,524
800,000	CSN Resources S.A.	7.63%		02/13/2023	854,476
1,600,000	CSN Resources S.A.	7.63%	^	04/17/2026	1,706,952
400,000	DBS Group Holdings Ltd. (5 Year Mid Swap Rate USD + 1.59%)	4.52%		12/11/2028	426,092
3,300,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	3,331,086
300,000	Delek & Avner Tamar Bond Ltd.	5.08%	^	12/30/2023	313,011
520,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	548,531
300,000	Digicel Group Ltd.	8.25%	^	09/30/2022	72,981
2,028,641	Digicel Group Two Ltd. (PIK 9.13%)	9.13%	^	04/01/2024	315,484
1,000,000	Docuformas SAPI de C.V.	10.25%	^	07/24/2024	1,016,675
800,000	ECL S.A.	5.63%		01/15/2021	825,542
485,000	eG Global Finance PLC	8.50%	^	10/30/2025	515,717
1,344,000	Embotelladora Andina S.A.	5.00%		10/01/2023	1,437,591
1,300,000	Empresa de Transmision Electrica S.A.	5.13%	^	05/02/2049	1,483,228
908,600	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	937,645
1,600,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	1,458,107
1,000,000	Empresa Nacional de Telecomunicaciones S.A.	4.88%		10/30/2024	1,062,836
500,000	Empresas Publicas de Medellin ESP	4.25%	^	07/18/2029	521,026
1,004,812	ENA Norte Trust	4.95%		04/25/2023	1,040,408
1,000,000	Energuate Trust	5.88%		05/03/2027	1,035,348
1,000,000	ENTEL Chile S.A.	4.75%		08/01/2026	1,060,424
600,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.85%)	2.76%		05/23/2024	603,571
600,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.90%)	2.80%		11/20/2023	603,865
400,000	Fideicomiso Pacifico Tres	8.25%		01/15/2035	462,500
500,000	Fomento Economico Mexicano S.A.B. de C.V.	2.88%		05/10/2023	505,091
600,000	Fondo Mivivienda S.A.	3.50%		01/31/2023	614,505
2,200,000	Freeport-McMoRan Copper & Gold, Inc.	5.40%		11/14/2034	2,309,609
2,150,000	Freeport-McMoRan Copper & Gold, Inc.	5.45%		03/15/2043	2,230,840
1,500,000	Fresnillo PLC	5.50%		11/13/2023	1,630,013
2,900,000	Geopark Ltd.	6.50%		09/21/2024	3,031,733
250,000	GFL Environmental, Inc.	5.38%	^	03/01/2023	258,125
365,000	GFL Environmental, Inc.	5.13%	^	12/15/2026	384,666
220,000	GFL Environmental, Inc.	8.50%	^	05/01/2027	242,407
750,000	Gilex Holding Sarl	8.50%		05/02/2023	807,506
400,000	Gilex Holding Sarl	8.50%	^	05/02/2023	430,670
1,000,000	Global Bank Corporation	4.50%	^	10/20/2021	1,032,410
1,700,000	Global Bank Corporation	4.50%		10/20/2021	1,755,097
1,300,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25%	^	04/16/2029	1,399,125
600,000	GNL Quintero S.A.	4.63%		07/31/2029	638,465
2,900,000	Gohl Capital Ltd.	4.25%		01/24/2027	3,045,534
2,600,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	2,348,450
200,000	Gran Tierra Energy, Inc.	7.75%	^	05/23/2027	187,571
200,000	Grupo Aval Ltd.	4.75%		09/26/2022	209,064
1,200,000	Grupo Bimbo S.A.B. de C.V. (5 Year CMT Rate + 3.28%)	5.95%	†	04/17/2023	1,275,120
200,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	167,002
168,376	Guanay Finance Ltd.	6.00%		12/15/2020	170,902
490,000	GW Honos Security Corporation	8.75%	^	05/15/2025	510,820
300,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	314,002
3,300,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	3,589,460
900,000	Industrial Senior Trust	5.50%		11/01/2022	942,111
2,500,000	Inkia Energy Ltd.	5.88%		11/09/2027	2,610,900
380,000	Intelsat Jackson Holdings S.A.	5.50%		08/01/2023	327,227
370,000	Intelsat Jackson Holdings S.A.	8.50%	^	10/15/2024	337,779
35,079	Invepar Holdings	0.00%	ÞΩ	12/30/2028	1,500
500,000	Inversiones CMPC S.A.	4.50%		04/25/2022	517,539
1,200,000	Inversiones CMPC S.A.	4.75%		09/15/2024	1,274,810
400,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	440,686
200,000	Itau Unibanco Holding S.A.	6.20%		12/21/2021	212,082
2,000,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.86%)	6.50%	†	03/19/2023	2,120,800
600,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.98%)	6.13%	†	12/12/2022	627,156
306,000	JBS Investments GMBH	6.25%		02/05/2023	309,952
1,400,000	JBS Investments GMBH	7.00%	^	01/15/2026	1,525,510
600,000	JBS Investments GMBH	5.75%	^	01/15/2028	633,810
2,250,000	JSL Europe S.A.	7.75%		07/26/2024	2,431,339
325,000	Kronos Acquisition Holdings, Inc.	9.00%	^	08/15/2023	311,322
1,000,000	Latam Finance Ltd.	6.88%		04/11/2024	1,058,595
1,000,000	Latam Finance Ltd.	7.00%	^	03/01/2026	1,084,345
1,877,580	LLPL Capital Pte Ltd.	6.88%	^	02/04/2039	2,189,512
3,500,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	3,561,985
300,000	MARB BondCo PLC	7.00%		03/15/2024	313,376
1,000,000	MARB BondCo PLC	7.00%	^	03/15/2024	1,044,585
1,800,000	MARB BondCo PLC	6.88%		01/19/2025	1,914,687
240,000	MEG Energy Corporation	7.00%	^	03/31/2024	242,000
1,312,512	Mexico Generadora de Energia	5.50%		12/06/2032	1,421,263
1,400,000	Millicom International Cellular S.A.	6.00%		03/15/2025	1,454,831
200,000	Millicom International Cellular S.A.	6.63%	^	10/15/2026	221,830
800,000	Millicom International Cellular S.A.	5.13%		01/15/2028	841,086
1,400,000	Millicom International Cellular S.A.	6.25%	^	03/25/2029	1,546,776
1,800,000	Minejesa Capital B.V.	4.63%		08/10/2030	1,867,392
1,200,000	Minejesa Capital B.V.	5.63%		08/10/2037	1,307,191
2,400,000	Minerva Luxembourg S.A.	6.50%		09/20/2026	2,559,858
1,600,000	Minerva Luxembourg S.A.	5.88%		01/19/2028	1,682,976
400,000	NBM US Holdings, Inc.	7.00%	^	05/14/2026	434,153
700,000	Network i2i Ltd. (5 Year CMT Rate + 4.28%)	5.65%	^†	01/15/2025	692,650
560,000	New Red Finance, Inc.	5.00%	^	10/15/2025	579,368
400,000	Nexa Resources Peru S.A.A.	4.63%		03/28/2023	415,670
700,000	Nexa Resources S.A.	5.38%		05/04/2027	750,302
200,000	Oleoducto Central S.A.	4.00%		05/07/2021	204,082
800,000	ONGC Videsh Ltd.	2.88%		01/27/2022	802,147
3,000,000	ONGC Videsh Ltd.	3.75%		07/27/2026	3,077,390
800,000	Orazul Energy Egenor S en C por A	5.63%		04/28/2027	825,278
900,000	Oversea-Chinese Banking Corporation	4.25%		06/19/2024	958,136
2,700,000	Pampa Energia S.A.	7.50%		01/24/2027	2,309,927
150,000	Pampa Energia S.A.	9.13%		04/15/2029	129,802
1,331,654	Panama Metro Line SP	0.00%		12/05/2022	1,282,146
1,334,825	Panama Metro Line SP	0.00%	^	12/05/2022	1,285,199
415,000	Parkland Fuel Corporation	5.88%	^	07/15/2027	444,818
2,500,000	Pertamina Persero PT	4.30%		05/20/2023	2,641,193
3,300,000	Petrobras Global Finance B.V.	5.75%		02/01/2029	3,728,175
500,000	Petrobras Global Finance B.V.	7.25%		03/17/2044	608,217
300,000	Petrobras Global Finance B.V.	6.90%		03/19/2049	352,432
2,200,000	Radiant Access Ltd.	4.60%	†	05/18/2020	2,198,474
3,300,000	Reliance Holdings, Inc.	5.40%		02/14/2022	3,491,248
900,000	SACI Falabella	3.75%		04/30/2023	918,891
500,000	Scotiabank Peru S.A.A. (3 Month LIBOR USD + 3.86%)	4.50%		12/13/2027	517,679
2,300,000	Sinopec Group Overseas Development Ltd.	2.75%		09/29/2026	2,289,563
200,000	Sociedad Quimica y Minera S.A.	4.38%		01/28/2025	210,383
2,300,000	Star Energy Geothermal Wayang Windu Ltd.	6.75%		04/24/2033	2,439,064
150,000	Starfruit Finco B.V.	8.00%	^	10/01/2026	159,379
500,000	Stars Group Holdings B.V.	7.00%	^	07/15/2026	542,800
1,726,887	Stoneway Capital Corporation	10.00%		03/01/2027	1,097,819
1,300,000	SUAM Finance B.V.	4.88%		04/17/2024	1,401,303
585,000	Superior Plus LP	7.00%	^	07/15/2026	629,810
3,000,000	Syngenta Finance N.V.	5.68%		04/24/2048	3,124,566
200,000	Syngenta Finance N.V.	5.68%	^	04/24/2048	208,304
200,000	Tecnoglass, Inc.	8.20%		01/31/2022	216,962
500,000	Telefonica Celular del Paragu	5.88%	^	04/15/2027	535,799
1,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	1,030,312
300,000	Telesat LLC	4.88%	^	06/01/2027	306,000
290,000	Telesat LLC	6.50%	^	10/15/2027	302,861
750,000	Tervita Escrow Corporation	7.63%	^	12/01/2021	756,375
800,000	Transelec S.A.	4.63%		07/26/2023	848,340
800,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	857,286
400,000	Trivium Packaging Finance B.V.	5.50%	^	08/15/2026	422,250
400,000	Unifin Financiera S.A.B. de C.V.	7.38%		02/12/2026	401,643
3,200,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	†	07/29/2025	2,950,176
3,241,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.79%)	3.88%	†	10/19/2023	3,305,192
3,000,000	UPL Corporation	3.25%		10/13/2021	3,013,062
1,100,000	Vedanta Resources Finance PLC	9.25%	^	04/23/2026	1,094,319
700,000	Vedanta Resources PLC	7.13%		05/31/2023	690,141
2,700,000	Vedanta Resources PLC	6.13%		08/09/2024	2,465,407
2,650,000	VTR Finance B.V.	6.88%		01/15/2024	2,715,150
453,000	VTR Finance B.V.	6.88%	^	01/15/2024	464,137
2,200,000	YPF S.A.	8.50%		07/28/2025	2,074,435
600,000	YPF S.A.	6.95%		07/21/2027	535,709
400,000	Ziggo B.V.	4.88%	^	01/15/2030	413,853

Total Foreign Corporate Bonds (Cost $231,265,672)					240,896,451

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.6%
900,000	Chile Government International Bond	3.13%		03/27/2025	941,886
200,000	Colombia Government International Bond	4.50%		03/15/2029	222,369
300,000	Colombia Government International Bond	5.20%		05/15/2049	362,081
800,000	Dominican Republic International Bond	6.40%	^	06/05/2049	879,748
700,000	Mexico Government International Bond	3.75%		01/11/2028	728,525
1,000,000	Perusahaan Penerbit	3.40%		03/29/2022	1,023,670
2,000,000	Perusahaan Penerbit	3.75%		03/01/2023	2,082,950
1,700,000	Perusahaan Penerbit	4.15%	^	03/29/2027	1,826,922
1,000,000	Perusahaan Penerbit	4.15%		03/29/2027	1,074,660

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $8,680,843)					9,142,811

Non-Agency Commercial Mortgage Backed Obligations - 10.7%
916,000	20 Times Square Trust, Series 2018-20TS-F	3.10%	#^	05/15/2035	898,195
916,000	20 Times Square Trust, Series 2018-20TS-G	3.10%	#^	05/15/2035	885,428
159,000	Americold LLC, Series 2010-ARTA-C	6.81%	^	01/14/2029	162,884
1,619,097	AREIT Trust, Series 2018-CRE1-AS (1 Month LIBOR USD + 1.25%, 1.25% Floor)	2.99%	^	02/14/2035	1,622,659
1,524,000	AREIT Trust, Series 2018-CRE1-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	3.39%	^	02/14/2035	1,527,258
1,532,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	4.79%	^	12/15/2036	1,536,995
1,898,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.14%	^	06/15/2035	1,908,901
1,399,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	4.09%	^	03/15/2036	1,402,453
11,826,939	BANK, Series 2017-BNK5-XA	1.08%	#I/O	06/15/2060	669,680
61,398,521	BANK, Series 2018-BN11-XA	0.49%	#I/O	03/15/2061	2,123,499
465,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.24%	^	08/15/2036	466,688
240,000	BBCMS Mortgage Trust, Series 2018-CBM-D (1 Month LIBOR USD + 2.39%, 2.39% Floor)	4.13%	^	07/15/2037	240,139
1,958,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.89%	^	07/15/2037	1,971,514
956,000	BBCMS Mortgage Trust, Series 2018-TALL-E (1 Month LIBOR USD + 2.44%, 2.44% Floor)	4.18%	^	03/15/2037	958,151
1,675,000	BBCMS Mortgage Trust, Series 2019-BWAY-E (1 Month LIBOR USD + 2.85%, 2.85% Floor)	4.59%	^	11/25/2034	1,671,136
1,430,000	BB-UBS Trust, Series 2012-TFT-TE	3.56%	#^	06/05/2030	1,406,128
250,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.45%	#	01/12/2045	215,225
2,424,000	BFLD, Series 2019-DPLO-F (1 Month LIBOR USD + 2.54%, 2.54% Floor)	4.28%	^	10/15/2034	2,425,320
1,944,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	07/15/2035	1,945,446
2,373,000	BHP Trust, Series 2019-BXHP-D (1 Month LIBOR USD + 1.77%, 1.77% Floor)	3.51%	^	08/15/2036	2,362,794
925,000	Bsprt Issuer Ltd., Series 2018-FL4-D (1 Month LIBOR USD + 2.75%, 2.75% Floor)	4.49%	^	09/15/2035	931,340
487,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	3.06%	^	03/15/2037	488,013
2,000,000	BX Commercial Mortgage Trust, Series 2019-IMC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	04/15/2034	2,009,775
450,500	BX Trust, Series 2017-APPL-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	3.79%	^	07/15/2034	451,488
697,850	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.89%	^	07/15/2034	700,593
419,050	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	3.79%	^	07/15/2034	419,320
710,600	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.89%	^	07/15/2034	713,393
611,000	BX Trust, Series 2018-GW-E (1 Month LIBOR USD + 1.97%, 1.97% Floor)	3.71%	^	05/15/2035	613,129
530,000	BX Trust, Series 2018-GW-F (1 Month LIBOR USD + 2.42%, 2.42% Floor)	4.16%	^	05/15/2035	532,849
367,000	BX Trust, Series 2018-GW-G (1 Month LIBOR USD + 2.92%, 2.92% Floor)	4.66%	^	05/15/2035	370,572
1,788,000	BX Trust, Series 2018-MCSF-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	4.39%	^	04/15/2035	1,792,743
2,372,000	BX Trust, Series 2019-MMP-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	08/15/2036	2,376,525
2,115,000	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	4.59%	^	10/15/2035	2,131,857
9,456,383	CD Commercial Mortgage Trust, Series 2017-CD3-XA	1.02%	#I/O	02/10/2050	552,050
4,484,314	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.71%	#I/O	05/10/2058	377,116
9,344,700	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.62%	#I/O	06/15/2050	792,579
22,058,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.63%	#^I/O	02/15/2033	1,009,310
514,325	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.34%	^	07/15/2032	515,120
719,872	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-E (1 Month LIBOR USD + 2.15%, 2.25% Floor)	3.89%	^	07/15/2032	718,949
1,711,000	CGGS Commercial Mortgage Trust, Series 2018-WSS-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	4.04%	^	02/15/2037	1,715,736
44,178,000	CGGS Commercial Mortgage Trust, Series 2018-WSS-XCP	0.00%	#^I/O	02/15/2037	442
501,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	5.48%	^	11/15/2036	503,973
1,762,655	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	0.99%	#I/O	10/10/2047	71,318
90,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	85,505
2,511,400	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	1.98%	#I/O	07/10/2049	235,623
530,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-E (1 Month LIBOR USD + 2.80%, 2.90% Floor)	4.54%	^	12/15/2036	530,668
1,040,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.75% Floor)	5.39%	^	12/15/2036	1,049,902
2,051,000	Citigroup Commercial Mortgage Trust, Series 2019-SST2-E (1 Month LIBOR USD + 2.00%, 2.00% Floor)	3.74%	^	12/15/2036	2,057,799
1,187,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.59%	#^Þ	10/15/2045	497,931
2,531,253	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.67%	#I/O	08/10/2046	54,717
1,534,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR11-D	5.12%	#^	08/10/2050	1,547,695
1,012,034	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	0.98%	#I/O	05/10/2047	36,147
125,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.51%	#	11/10/2047	131,084
233,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.12%	#^	03/10/2048	230,271
12,074,428	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-XA	0.84%	#I/O	08/10/2048	464,437
7,960,625	Commercial Mortgage Pass-Through Certificates, Series 2015-CR27-XA	1.10%	#I/O	10/10/2048	337,597
2,067,211	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.10%	#I/O	02/10/2048	83,692
815,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.30%	#	07/10/2048	851,163
12,642,955	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-XA	0.76%	#I/O	07/10/2048	353,783
406,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.65%	#	10/10/2048	430,194
3,496,672	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.01%	#I/O	02/10/2049	169,355
2,228,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-D (1 Month LIBOR USD + 2.18%, 2.25% Floor)	3.92%	^	09/15/2033	2,224,049
3,504	Credit Suisse Commercial Mortgage Trust, Series 2007-C1-AM	5.42%		02/15/2040	3,524
2,018,458	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.55%	#^I/O	09/15/2037	52,878
2,000,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	4.39%	^	05/15/2036	2,008,876
2,463,941	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.84%	#I/O	04/15/2050	87,804
45,590,094	CSAIL Commercial Mortgage Trust, Series 2018-CX12-XA	0.62%	#I/O	08/15/2051	1,962,138
1,229,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	5.04%	^	07/15/2032	1,232,669
1,898,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.45%, 2.45% Floor)	4.19%	^	06/15/2033	1,893,776
1,749,542	DBGS Mortgage Trust, Series 2018-BIOD-C (1 Month LIBOR USD + 0.95%, 0.95% Floor)	2.69%	^	05/15/2035	1,740,041
2,518,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-F	4.10%	^	12/10/2036	2,473,421
2,518,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	4.10%	^	12/10/2036	2,435,790
124,160	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	6.75%	^	07/25/2023	128,457
159,884	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	160,835
100,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	101,088
2,488,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	4.85%	^	12/15/2036	2,487,236
2,370,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-D (1 Month LIBOR USD + 2.40%, 2.40% Floor)	4.66%	^	09/15/2037	2,381,236
2,638,193	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.50%	#I/O	02/10/2046	101,883
8,157,329	GS Mortgage Securities Corporation, Series 2014-GC24-XA	0.74%	#I/O	09/10/2047	228,911
850,000	GS Mortgage Securities Corporation, Series 2018-TWR-E (1 Month LIBOR USD + 2.10%, 2.10% Floor)	3.84%	^	07/15/2031	853,121
850,000	GS Mortgage Securities Corporation, Series 2018-TWR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	4.54%	^	07/15/2031	854,499
850,000	GS Mortgage Securities Corporation, Series 2018-TWR-G (1 Month LIBOR USD + 3.92%, 3.98% Floor)	5.66%	^	07/15/2031	857,621
2,302,000	GS Mortgage Securities CorporationTrust 2019-SOHO, Series 2019-SOHO-E (1 Month LIBOR USD + 1.87%, 1.88% Floor)	3.61%	^	06/15/2036	2,300,004
165,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.51%	#^	11/10/2047	144,562
7,234,483	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.78%	#I/O	11/10/2048	288,848
7,318,841	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.65%	#I/O	05/10/2049	543,119
169,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSA	4.90%	#^	03/10/2033	185,207
336,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSB	4.90%	#^	03/10/2033	366,388
457,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSC	4.90%	#^	03/10/2033	489,162
442,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSD	4.90%	#^	03/10/2033	458,697
553,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSE	4.90%	#^	03/10/2033	564,219
725,000	GS Mortgage Securities Trust, Series 2019-SMP-E (1 Month LIBOR USD + 2.60%, 2.60% Floor)	4.34%	^	08/15/2032	728,043
2,377,000	GSCG Trust, Series 2019-600C-E	4.12%	#^	09/06/2034	2,362,663
1,390,000	Hilton Orlando Trust, Series 2018-ORL-E (1 Month LIBOR USD + 2.65%, 2.65% Floor)	4.39%	^	12/15/2034	1,393,637
2,121,866	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.89%	^	11/15/2036	2,124,512
1,263,000	Hunt Ltd., Series 2017-FL1-C (1 Month LIBOR USD + 2.40%)	4.14%	^	08/15/2034	1,262,370
556,000	IMT Trust, Series 2017-APTS-EFL (1 Month LIBOR USD + 2.15%, 2.15% Floor)	3.89%	^	06/15/2034	555,980
556,000	IMT Trust, Series 2017-APTS-FFL (1 Month LIBOR USD + 2.85%, 2.85% Floor)	4.59%	^	06/15/2034	556,362
152,661	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-B (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.74%	^	06/15/2032	152,126
243,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	2.99%	^	06/15/2032	241,807
786,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	06/15/2032	780,893
566,100	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-C (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.34%	^	06/15/2032	566,978
224,643	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-D (1 Month LIBOR USD + 2.10%, 2.30% Floor)	3.84%	^	06/15/2032	225,336
71,886	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-E (1 Month LIBOR USD + 3.00%, 3.35% Floor)	4.74%	^	06/15/2035	72,254
273,113	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	263,451
6,168,051	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.73%	#I/O	12/15/2049	194,144
1,431,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.01%	#^	10/05/2031	1,443,160
1,957,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	2,069,418
2,555,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-F (1 Month LIBOR USD + 3.10%, 3.00% Floor)	4.74%	^	07/15/2036	2,565,391
766,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-C	4.34%	^	05/05/2032	807,267
784,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-D	4.45%	#^	05/05/2032	820,413
915,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-E	4.45%	#^	05/05/2032	939,099
960,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-F	4.45%	#^	05/05/2032	958,572
1,049,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.45%	#^	05/05/2032	1,014,123
1,673,585	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.83%	#I/O	02/15/2047	47,223
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.47%	#	09/15/2047	105,496
150,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.45%	#	11/15/2047	153,550
425,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.37%	#	01/15/2048	447,013
2,230,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.16%	#	05/15/2048	2,289,555
5,904,714	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.76%	#I/O	05/15/2048	136,766
5,431,405	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.91%	#I/O	08/15/2048	202,956
470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.62%	#	12/15/2048	492,984
2,532,000	LCCM, Series 2017-LC26-C	4.71%	^	07/12/2050	2,632,295
3,988,423	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.84%	#^I/O	03/10/2049	235,811
16,249,367	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.08%	#^I/O	03/10/2050	644,388
2,957,000	Madison Avenue Trust, Series 2013-650M-E	4.03%	#^	10/12/2032	2,958,408
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.52%	#	10/15/2047	104,776
301,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-D	3.07%	^	02/15/2048	280,391
360,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.13%	#	07/15/2050	368,933
274,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.53%	#	12/15/2047	281,694
393,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	3.94%	^	11/15/2034	393,736
590,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.89%	^	11/15/2034	591,076
447,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	6.09%	^	11/15/2034	447,837
679,000	Morgan Stanley Capital Trust, Series 2017-CLS-E (1 Month LIBOR USD + 1.95%, 1.95% Floor)	3.69%	^	11/15/2034	679,729
755,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	4.34%	^	11/15/2034	756,314
561,000	Morgan Stanley Capital Trust, Series 2018-SUN-D (1 Month LIBOR USD + 1.65%, 1.65% Floor)	3.39%	^	07/15/2035	561,892
837,000	Morgan Stanley Capital Trust, Series 2018-SUN-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	4.29%	^	07/15/2035	839,221
561,000	Morgan Stanley Capital Trust, Series 2018-SUN-G (1 Month LIBOR USD + 3.05%, 3.05% Floor)	4.79%	^	07/15/2035	562,923
2,489,000	Morgan Stanley Capital Trust, Series 2019-NUGS-F (1 Month LIBOR USD + 2.84%, 4.34% Floor)	4.59%	^	12/15/2036	2,476,854
935,654	Motel 6 Trust, Series 2017-MTL6-D (1 Month LIBOR USD + 2.15%, 2.15% Floor)	3.89%	^	08/15/2034	938,386
2,754,000	MRCD Mortgage Trust, Series 2019-PARK-G	2.72%	^	12/15/2036	2,509,941
550,800	MSCG Trust, Series 2016-SNR-C	5.21%	^	11/15/2034	561,964
2,267,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	4.79%	^	10/15/2037	2,275,139
1,919,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	3.97%	^	06/15/2035	1,911,373
71,041,072	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-XCP	0.62%	#^I/O	06/15/2021	385,391
2,047,000	NLY Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	02/15/2036	2,057,982
2,221,000	One Market Plaza Trust, Series 2017-1MKT-E	4.14%	^	02/10/2032	2,227,728
2,231,000	PFP Ltd., Series 2019-5-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	3.39%	^	04/14/2036	2,238,804
1,573,000	STWD Ltd., Series 2019-FL1-D (1 Month LIBOR USD + 2.35%)	4.09%	^	07/15/2038	1,578,501
1,283,167	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.18%, 3.10% Floor)	4.89%	^	11/11/2034	1,288,856
1,541,000	TRTX Issuer Ltd. 2018-FL2-D, Series 2018-FL2-D (1 Month LIBOR USD + 2.70%)	4.44%	^	11/15/2037	1,553,521
1,800,000	TRTX Issuer Ltd., Series 2019-FL3-D (1 Month LIBOR USD + 2.45%, 2.45% Floor)	4.19%	^	09/15/2034	1,806,300
1,097,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.70%	#	02/15/2051	1,168,880
15,884,231	UBS Commercial Mortgage Trust, Series 2018-C8-XA	0.88%	#I/O	02/15/2051	912,638
1,478,072	VMC Finance LLC, Series 2019-FL3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	4.39%	^	09/15/2036	1,481,748
150,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	117,605
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	198,054
400,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.11%	#	05/15/2048	406,983
10,359,779	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	0.90%	#I/O	09/15/2058	440,302
540,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.61%	#	11/15/2048	570,204
5,656,615	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.02%	#I/O	11/15/2048	274,859
2,245,686	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.13%	#I/O	05/15/2048	100,563
7,446,976	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.71%	#I/O	07/15/2058	228,385
2,667,392	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.75%	#I/O	03/15/2059	200,306
4,911,988	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.63%	#I/O	11/15/2049	355,449
15,458,325	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.06%	#I/O	07/15/2050	938,200
3,025,718	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-XA	1.50%	#I/O	01/15/2060	235,217
1,036,907	Wells Fargo Commercial Mortgage Trust, Series 2018-BXI-E (1 Month LIBOR USD + 2.16%, 2.16% Floor)	3.90%	^	12/15/2036	1,037,528
2,267,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C47-C	4.94%	#	09/15/2061	2,440,803
3,362,805	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.04%	#I/O	08/15/2047	129,154

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $161,244,724)					158,306,889

Non-Agency Residential Collateralized Mortgage Obligations - 21.5%
4,316,678	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2A (1 Month LIBOR USD + 0.09%, 0.09% Floor)	1.88%		01/25/2037	3,211,431
5,062,147	Ajax Mortgage Loan Trust, Series 2017-C-A	3.75%	^§	07/25/2060	5,102,745
8,194,411	APS Resecuritization Trust, Series 2015-3-1MZ (12 Month US Treasury Average + 0.96%, 0.96% Floor)	2.58%	^Δ	10/27/2046	7,310,798
750,000	Banc of America Funding Corporation, Series 2005-B-3M1 (1 Month LIBOR USD + 0.68%, 0.45% Floor, 11.00% Cap)	2.44%		04/20/2035	750,265
6,813,117	Bayview Opportunity Master Fund Trust, Series 2018-SBR4-A1	4.38%	^§	06/28/2033	6,867,470
1,194,523	Bear Stearns Alt-A Trust, Series 2006-4-22A1	3.94%	#	08/25/2036	1,115,802
2,115,626	Bear Stearns ARM Trust, Series 2006-2-2A1	4.24%	#	07/25/2036	2,012,013
2,715,679	Chase Mortgage Finance Trust, Series 2007-S4-A4 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	2.39%		06/25/2037	1,319,021
7,307,116	CHL Mortgage Pass-Through Trust, Series 2007-14-A19	6.00%		09/25/2037	6,134,226
6,539,324	CHL Mortgage Pass-Through Trust, Series 2007-9-A1	5.75%		07/25/2037	5,383,499
5,844,373	CHL Mortgage Pass-Through Trust, Series 2007-9-A13	5.75%		07/25/2037	4,822,799
8,688,000	CHL Mortgage Pass-Through Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.75%)	4.54%	^	05/25/2023	8,722,123
13,420,000	CIM Trust, Series 2017-3RR-B2	11.09%	#^Þ	01/27/2057	13,807,162
3,044,315	Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1-A1 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	1.94%	^	09/25/2036	2,960,725
4,384,016	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6-2A3 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	2.04%		09/25/2036	4,335,818
8,459,637	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A1	6.00%		05/25/2037	8,363,872
1,236,160	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	1,207,041
1,406,493	Civic Mortgage LLC, Series 2018-2-A2	5.32%	^§	11/25/2022	1,402,713
435,520	Countrywide Alternative Loan Trust, Series 2005-75CB-A3	5.50%		01/25/2036	401,105
652,271	Countrywide Alternative Loan Trust, Series 2006-23CB-2A2	6.50%		08/25/2036	386,970
459,281	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	414,905
640,133	Countrywide Alternative Loan Trust, Series 2008-1R-2A3	6.00%		08/25/2037	524,762
384,300	Countrywide Home Loans, Series 2005-HYB9-3A2A (12 Month LIBOR USD + 1.75%, 1.75% Floor, 11.00% Cap)	3.71%		02/20/2036	340,866
373,137	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	326,697
805,121	Countrywide Home Loans, Series 2007-HY1-1A1	4.43%	#	04/25/2037	796,779
362,314	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-2-A5A	6.08%		09/25/2036	203,401
640,332	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-6A9	5.50%		11/25/2035	494,871
312,494	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	274,106
1,500,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	3.97%	#^	07/27/2036	1,507,179
193,082	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	3.86%	#^	11/27/2037	197,202
190,688	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.50%	#^	07/27/2037	183,580
348,956	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	333,191
15,000,000	FMC GMSR Issuer Trust, Series 2019-GT1-A	5.07%	#^	05/25/2024	15,363,831
9,636,669	Freddie Mac STACR Trust, Series 2019-DNA2-M2 (1 Month LIBOR USD + 2.45%, 0.00% Floor)	4.24%	^	03/25/2049	9,730,913
500,000	GCAT LLC, Series 2019-NQM3-B1	3.95%	#^	11/25/2059	497,522
13,985,572	Home Partners of America Trust, Series 2019-2-F	3.87%	^	10/19/2039	13,732,014
1,113,349	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap)	2.06%		02/25/2037	1,002,136
2,006,435	IndyMac Mortgage Loan Trust, Series 2004-AR4-3A	4.20%	#	08/25/2034	2,013,410
2,066,776	IndyMac Mortgage Loan Trust, Series 2006-AR19-2A1	3.77%	#	08/25/2036	1,883,709
11,774,977	IndyMac Mortgage Loan Trust, Series 2007-FLX6-1A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	2.04%		09/25/2037	11,822,732
585,413	JP Morgan Mortgage Trust, Series 2005-S3-1A2	5.75%		01/25/2036	448,436
677,959	JP Morgan Mortgage Trust, Series 2007-A2-4A1M	4.13%	#	04/25/2037	625,627
168,822	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	139,161
8,541,041	Lehman Trust, Series 2006-GP3-1A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	1.99%		06/25/2046	8,514,852
3,000,000	loanDepot GMSR Master Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.80%, 2.80% Floor)	4.54%	^	10/16/2023	3,047,715
133,762	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	4.39%	#	04/25/2036	116,403
2,690,000	Mello Warehouse Securitization Trust, Series 2019-1-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.29%	^	06/25/2052	2,697,268
351,409	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A7	6.00%		03/25/2037	243,226
758,062	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	510,406
9,647,377	MFA LLC, Series 2018-NPL2-A1	4.16%	^§	07/25/2048	9,674,241
133,971	Morgan Stanley Mortgage Loan Trust, Series 2005-7-4A1	5.50%		11/25/2035	121,002
117,243	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A4	5.75%		02/25/2036	120,572
419,479	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.63%	#	02/25/2036	352,499
612,986	Morgan Stanley Mortgage Loan Trust, Series 2007-8XS-A1	5.75%	#	04/25/2037	411,309
10,558,196	Morgan Stanley Resecuritization Trust, Series 2013-R7-8B (12 Month US Treasury Average + 0.96%, 0.96% Floor)	3.29%	^Þ	12/26/2046	9,919,587
3,792,618	New Century Home Equity Loan Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.18%, 0.18% Floor, 12.50% Cap)	1.97%		05/25/2036	3,605,687
6,161,710	New Residential Mortgage Loan Trust, Series 2018-FNT2-B	4.09%	^	07/25/2054	6,192,001
12,490,172	NovaStar Mortgage Funding Trust Series, Series 2006-3-A2C (1 Month LIBOR USD + 0.16%, 0.16% Floor)	1.95%		10/25/2036	7,957,497
19,833,678	PMT Credit Risk Transfer Trust 2019-2R, Series 2019-2R-A (1 Month LIBOR USD + 2.75%, 2.75% Floor)	4.45%	^	05/27/2023	20,006,919
2,838,656	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 2.70%, 2.70% Floor)	4.61%	^	10/27/2022	2,859,026
17,600,000	PNMAC GMSR Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	4.14%	^	04/25/2023	17,635,615
3,100,000	Progress Residential Trust, Series 2019-SFR4-F	3.68%	^	10/17/2036	3,098,317
5,710,089	PRPM LLC, Series 2018-1A-A1	3.75%	#^	04/25/2023	5,725,105
7,765,847	PRPM LLC, Series 2019-GS1-A2	4.75%	#^	10/25/2024	7,766,621
238,539	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	235,958
540,512	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	524,848
1,945,271	Residential Asset Securitization Trust, Series 2005-A15-5A2	5.75%		02/25/2036	1,329,777
422,413	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	297,797
5,968,639	Residential Funding Mortgage Securities Trust, Series 2006-S8-A10	6.00%		09/25/2036	5,557,032
6,507,373	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	1.94%		06/25/2037	4,976,792
1,845,125	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.04%	#	12/25/2035	1,776,732
7,724,193	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	1.98%	^	03/25/2037	6,725,652
13,568,860	TBW Mortgage Backed Pass Through, Series 2006-3-4A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	2.19%		07/25/2036	1,623,449
13,568,948	TBW Mortgage Backed Pass Through, Series 2006-3-4A3 (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	5.31%	I/F I/O	07/25/2036	2,896,505
10,000,000	Toorak Mortgage Corporation Ltd., Series 2019-1-A1	4.46%	^§	03/25/2022	10,229,510
5,000,000	Tricon American Homes Trust, Series 2019-SFR1-F	3.75%	^	03/17/2038	5,010,110
2,306,376	Velocity Commercial Capital Loan Trust, Series 2018-2-M1	4.26%	#^	10/26/2048	2,349,146
3,284,359	Velocity Commercial Capital Loan Trust, Series 2018-2-M2	4.51%	#^	10/26/2048	3,341,893
817,703	Velocity Commercial Capital Loan Trust, Series 2018-2-M3	4.72%	#^	10/26/2048	831,121
3,258,906	Velocity Commercial Capital Loan Trust, Series 2019-2-M4	3.99%	#^	07/25/2049	3,273,112
1,148,456	Verus Securitization Trust, Series 2017-1A-A3	3.72%	#^	01/25/2047	1,154,178
3,100,000	Verus Securitization Trust, Series 2019-INV3-B1	3.73%	#^	11/25/2059	3,082,162
884,315	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	898,027
581,664	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	578,897
4,534,286	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2007-2-A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	2.09%		04/25/2037	3,394,847

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $323,051,824)					319,138,041

US Corporate Bonds - 7.3%
395,000	Acrisure LLC	8.13%	^	02/15/2024	430,303
435,000	Advanced Drainage Systems, Inc.	5.00%	^	09/30/2027	449,832
565,000	AECOM	5.13%		03/15/2027	608,984
350,000	Air Medical Merger Sub Corporation	6.38%	^	05/15/2023	314,270
350,000	Albertsons LLC	4.63%	^	01/15/2027	350,227
360,000	Albertsons LLC	5.88%	^	02/15/2028	383,166
440,000	Alliant Holdings Intermediate LLC	6.75%	^	10/15/2027	472,032
335,000	Allied Universal Holding Company	6.63%	^	07/15/2026	360,652
345,000	Allied Universal Holding Company	9.75%	^	07/15/2027	369,354
800,000	Allison Transmission, Inc.	5.00%	^	10/01/2024	820,992
325,000	AMC Merger, Inc.	8.00%	^	05/15/2025	217,072
250,000	American Axle & Manufacturing, Inc.	6.25%		03/15/2026	256,649
265,000	Amsted Industries, Inc.	5.63%	^	07/01/2027	281,655
239,000	Antero Midstream Partners LP	5.75%	^	03/01/2027	210,774
660,000	Aramark Services, Inc.	5.00%	^	04/01/2025	689,693
305,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	299,662
185,000	Ascend Learning LLC	6.88%	^	08/01/2025	194,789
580,000	Ascend Learning LLC	6.88%	^	08/01/2025	610,691
240,000	ASGN, Inc.	4.63%	^	05/15/2028	247,135
675,000	AssuredPartners, Inc.	7.00%	^	08/15/2025	688,291
695,000	Avantor, Inc.	9.00%	^	10/01/2025	778,132
450,000	B&G Foods, Inc.	5.25%		04/01/2025	463,687
290,000	B&G Foods, Inc.	5.25%		09/15/2027	293,262
195,000	Banff Merger Sub, Inc.	9.75%	^	09/01/2026	197,930
210,000	Bausch Health Companies, Inc.	7.00%	^	03/15/2024	218,838
170,000	Bausch Health Companies, Inc.	5.75%	^	08/15/2027	184,764
310,000	Bausch Health Companies, Inc.	5.00%	^	01/30/2028	318,956
315,000	Bausch Health Companies, Inc.	5.25%	^	01/30/2030	327,442
545,000	Bausch Health Companies, Inc.	7.00%	^	01/15/2028	600,508
545,000	Bausch Health Companies, Inc.	7.25%	^	05/30/2029	623,671
495,000	Beacon Escrow Corporation	4.88%	^	11/01/2025	498,507
190,000	Beacon Roofing Supply, Inc.	4.50%	^	11/15/2026	195,937
605,000	Berry Global Escrow Corporation	5.63%	^	07/15/2027	650,390
515,000	Boyd Gaming Corporation	4.75%	^	12/01/2027	535,909
785,000	Boyne USA, Inc.	7.25%	^	05/01/2025	855,976
635,000	Builders FirstSource, Inc.	5.63%	^	09/01/2024	661,724
155,000	Builders FirstSource, Inc.	6.75%	^	06/01/2027	170,360
280,000	Calpine Corporation	5.75%		01/15/2025	288,050
275,000	Calpine Corporation	5.25%	^	06/01/2026	286,982
210,000	Calpine Corporation	4.50%	^	02/15/2028	212,125
130,000	Calpine Corporation	5.13%	^	03/15/2028	133,016
280,000	Carvana Company	8.88%	^	10/01/2023	295,924
505,000	Catalent Pharma Solutions, Inc.	5.00%	^	07/15/2027	529,922
1,520,000	CCO Holdings LLC	5.75%	^	02/15/2026	1,606,442
605,000	CCO Holdings LLC	4.75%	^	03/01/2030	618,237
275,000	CDK Global, Inc.	5.88%		06/15/2026	294,286
195,000	CDK Global, Inc.	5.25%	^	05/15/2029	209,381
420,000	Cedar Fair LP	5.25%	^	07/15/2029	453,327
285,000	Cengage Learning, Inc.	9.50%	^	06/15/2024	247,356
370,000	Centene Corporation	4.25%	^	12/15/2027	381,322
330,000	Centene Corporation	4.63%	^	12/15/2029	348,381
270,000	Century Communities, Inc.	6.75%	^	06/01/2027	290,121
310,000	CenturyLink, Inc.	5.13%	^	12/15/2026	316,240
400,000	CFX Escrow Corporation	6.00%	^	02/15/2024	425,834
385,000	CFX Escrow Corporation	6.38%	^	02/15/2026	420,131
300,000	Charles River Laboratories International, Inc.	4.25%	^	05/01/2028	306,180
780,000	Cheniere Energy Partners LP	5.25%		10/01/2025	814,772
315,000	Cheniere Energy Partners LP	5.63%		10/01/2026	333,703
190,000	Cheniere Energy Partners LP	4.50%	^	10/01/2029	195,595
450,000	Cincinnati Bell, Inc.	7.00%	^	07/15/2024	473,058
490,000	Clean Harbors, Inc.	4.88%	^	07/15/2027	516,631
110,000	Clean Harbors, Inc.	5.13%	^	07/15/2029	118,299
302,000	Clear Channel Worldwide Holdings, Inc.	9.25%	^	02/15/2024	335,095
305,000	Clearway Energy Operating LLC	4.75%	^	03/15/2028	309,575
190,000	CNO Financial Group, Inc.	5.25%		05/30/2029	212,629
747,000	CNX Midstream Partners LP	6.50%	^	03/15/2026	691,235
320,000	CommScope Finance LLC	5.50%	^	03/01/2024	334,267
130,000	CommScope Finance LLC	6.00%	^	03/01/2026	138,531
310,000	Constellation Merger Sub, Inc.	8.50%	^	09/15/2025	271,379
780,000	Cott Holdings, Inc.	5.50%	^	04/01/2025	816,726
470,000	CRC Issuer LLC	5.25%	^	10/15/2025	487,037
510,000	Credit Acceptance Corporation	6.63%	^	03/15/2026	552,647
410,000	Crown Americas LLC	4.50%		01/15/2023	432,033
515,000	CSC Holdings LLC	5.25%		06/01/2024	555,986
645,000	CSC Holdings LLC	5.75%	^	01/15/2030	689,344
610,000	CSI Compressco LP	7.50%	^	04/01/2025	601,103
500,000	Dana Financing Ltd.	5.75%	^	04/15/2025	523,957
100,000	Dana, Inc.	5.38%		11/15/2027	103,250
435,000	Diamond Sports Group LLC	5.38%	^	08/15/2026	440,840
315,000	DISH DBS Corporation	5.88%		11/15/2024	322,547
160,000	Dun & Bradstreet Corporation	10.25%	^	02/15/2027	184,296
305,000	Eagle Holding Company (PIK 8.50%)	7.75%	^	05/15/2022	310,234
300,000	EES Finance Corporation	8.13%		05/01/2025	296,374
390,000	Eldorado Resorts, Inc.	6.00%		04/01/2025	411,288
295,000	Embarq Corporation	8.00%		06/01/2036	312,486
140,000	Encompass Health Corporation	4.50%		02/01/2028	145,334
45,000	Encompass Health Corporation	4.75%		02/01/2030	46,771
540,000	Energizer Holdings, Inc.	7.75%	^	01/15/2027	604,476
95,000	Enterprise Merger Sub, Inc.	8.75%	^	10/15/2026	59,171
255,000	EP Energy LLC	0.00%	^Ω	05/15/2026	183,051
901,000	ESH Hospitality, Inc.	5.25%	^	05/01/2025	933,287
185,000	ESH Hospitality, Inc.	4.63%	^	10/01/2027	187,655
155,000	Extraction Oil & Gas, Inc.	5.63%	^	02/01/2026	93,441
345,000	Financial & Risk US Holdings, Inc.	6.25%	^	05/15/2026	377,119
355,000	Financial & Risk US Holdings, Inc.	8.25%	^	11/15/2026	400,475
510,000	Flex Acquisition Company, Inc.	6.88%	^	01/15/2025	515,095
430,000	Foresight Energy LLC	0.00%	^Ω	04/01/2023	17,200
590,000	Frontdoor, Inc.	6.75%	^	08/15/2026	644,780
120,000	Frontier Communications Corporation	8.50%		04/15/2020	71,905
220,000	Frontier Communications Corporation	7.13%		01/15/2023	107,800
175,000	Frontier Communications Corporation	8.50%	^	04/01/2026	177,511
310,000	Frontier Communications Corporation	8.00%	^	04/01/2027	324,524
237,000	FTS International, Inc.	6.25%		05/01/2022	154,716
500,000	Gates Global LLC	6.25%	^	01/15/2026	509,523
775,000	Genesys Telecommunications Laboratories, Inc.	10.00%	^	11/30/2024	839,585
515,000	Global Aircraft Leasing Company (PIK 7.25%)	6.50%	^	09/15/2024	538,664
435,000	Gogo Finance Company, Inc.	9.88%	^	05/01/2024	460,376
240,000	Golden Entertainment, Inc.	7.63%	^	04/15/2026	259,169
855,000	Golden Nugget, Inc.	6.75%	^	10/15/2024	887,054
185,000	Golden Nugget, Inc.	8.75%	^	10/01/2025	198,295
200,000	Gray Television, Inc.	5.13%	^	10/15/2024	207,917
340,000	Gray Television, Inc.	7.00%	^	05/15/2027	378,454
180,000	GrubHub Holdings, Inc.	5.50%	^	07/01/2027	168,867
300,000	GTT Communications, Inc.	7.88%	^	12/31/2024	227,163
405,000	Gulfport Energy Corporation	6.38%		05/15/2025	258,356
195,000	HCA, Inc.	5.25%		04/15/2025	218,230
1,105,000	HCA, Inc.	5.38%		09/01/2026	1,233,484
55,000	HCA, Inc.	5.88%		02/01/2029	63,663
980,000	Hess Midstream Operations LP	5.63%	^	02/15/2026	1,022,343
475,000	Hess Midstream Operations LP	5.13%	^	06/15/2028	481,531
225,000	Hexion, Inc.	7.88%	^	07/15/2027	234,557
425,000	HilCorporationEnergy LP	6.25%	^	11/01/2028	404,960
105,000	Hillman Group, Inc.	6.38%	^	07/15/2022	97,945
230,000	Hill-Rom Holdings, Inc.	4.38%	^	09/15/2027	237,267
1,115,000	Hilton Domestic Operating Company, Inc.	4.25%		09/01/2024	1,139,156
600,000	Horizon Pharma USA, Inc.	5.50%	^	08/01/2027	649,170
585,000	IAA Spinco, Inc.	5.50%	^	06/15/2027	622,645
570,000	Icahn Enterprises LP	6.25%		05/15/2026	608,118
305,000	Icahn Enterprises LP	5.25%	^	05/15/2027	312,665
110,000	iHeartCommunications, Inc.	6.38%		05/01/2026	119,556
55,000	iHeartCommunications, Inc.	8.38%		05/01/2027	60,877
235,000	iHeartCommunications, Inc.	5.25%	^	08/15/2027	246,315
205,000	Indigo Natural Resources LLC	6.88%	^	02/15/2026	193,218
595,000	Informatica LLC	7.13%	^	07/15/2023	605,407
335,000	Installed Building Products, Inc.	5.75%	^	02/01/2028	358,985
475,000	IQVIA, Inc.	5.00%	^	05/15/2027	503,584
675,000	IRB Holding Corporation	6.75%	^	02/15/2026	708,985
610,000	Iridium Communications, Inc.	10.25%	^	04/15/2023	654,478
185,000	Iron Mountain, Inc.	4.88%	^	09/15/2029	188,353
235,000	iStar, Inc.	4.75%		10/01/2024	244,009
65,000	JBS USA Finance, Inc.	5.75%	^	06/15/2025	67,464
95,000	JBS USA Finance, Inc.	5.88%	^	07/15/2024	97,874
390,000	JBS USA Finance, Inc.	6.75%	^	02/15/2028	431,675
375,000	JBS USA Finance, Inc.	6.50%	^	04/15/2029	417,424
165,000	JBS USA Finance, Inc.	5.50%	^	01/15/2030	177,532
635,000	JELD-WEN, Inc.	4.63%	^	12/15/2025	655,584
560,000	KAR Auction Services, Inc.	5.13%	^	06/01/2025	583,568
185,000	Kraton Polymers LLC / Kraton Polymers Capital Corp.	7.00%	^	04/15/2025	191,070
335,000	Kratos Defense & Security Solutions, Inc.	6.50%	^	11/30/2025	359,427
350,000	Level 3 Financing, Inc.	4.63%	^	09/15/2027	358,978
435,000	Lions Gate Capital Holdings LLC	6.38%	^	02/01/2024	455,667
680,000	Live Nation Entertainment, Inc.	5.63%	^	03/15/2026	726,136
720,000	LTF Merger Sub, Inc.	8.50%	^	06/15/2023	736,499
440,000	Marriott Ownership Resorts, Inc.	6.50%		09/15/2026	479,875
470,000	Masonite International Corporation	5.75%	^	09/15/2026	500,713
590,000	Match Group, Inc.	5.00%	^	12/15/2027	616,755
360,000	Matterhorn Merger Sub LLC	8.50%	^	06/01/2026	337,760
430,000	MGM Growth Properties LP	5.75%	^	02/01/2027	481,063
510,000	MGM Resorts International	5.75%		06/15/2025	572,470
240,000	Moss Creek Resources Holdings, Inc.	7.50%	^	01/15/2026	183,083
465,000	MPH Acquisition Holdings LLC	7.13%	^	06/01/2024	451,045
110,000	MPT Operating Partnership LP	5.25%		08/01/2026	116,464
695,000	MPT Operating Partnership LP	5.00%		10/15/2027	738,455
570,000	Murphy Oil USA, Inc.	4.75%		09/15/2029	603,014
290,000	Nabors Industries, Inc.	5.75%		02/01/2025	261,845
640,000	Navient Corporation	6.50%		06/15/2022	695,200
495,000	NCL Corp Ltd.	3.63%	^	12/15/2024	503,044
350,000	Netflix, Inc.	5.88%		02/15/2025	390,980
175,000	Netflix, Inc.	5.38%	^	11/15/2029	186,695
245,000	Nexstar Broadcasting, Inc.	5.63%	^	07/15/2027	258,634
730,000	NFP Corporation	6.88%	^	07/15/2025	733,643
205,000	NGL Energy Finance Corporation	7.50%	^	04/15/2026	198,824
225,000	NRG Energy, Inc.	5.25%	^	06/15/2029	243,698
590,000	NuStar Logistics LP	6.00%		06/01/2026	625,031
325,000	NVA Holdings, Inc.	6.88%	^	04/01/2026	352,219
360,000	Oasis Petroleum, Inc.	6.88%		03/15/2022	347,400
260,000	Oasis Petroleum, Inc.	6.25%	^	05/01/2026	216,457
335,000	Panther BF Aggregator LP	6.25%	^	05/15/2026	361,590
240,000	Panther BF Aggregator LP	8.50%	^	05/15/2027	255,444
595,000	Par Petroleum Finance Corporation	7.75%	^	12/15/2025	617,559
520,000	Parsley Energy LLC	5.63%	^	10/15/2027	550,862
500,000	Peabody Securities Finance Corporation	6.00%	^	03/31/2022	488,750
605,000	Penn National Gaming, Inc.	5.63%	^	01/15/2027	641,090
595,000	Performance Food Group, Inc.	5.50%	^	10/15/2027	637,409
245,000	PetSmart, Inc.	5.88%	^	06/01/2025	250,206
700,000	Pilgrim’s Pride Corporation	5.88%	^	09/30/2027	758,170
285,000	Polaris Intermediate Corporation (PIK 9.25%)	8.50%	^	12/01/2022	266,117
545,000	Post Holdings, Inc.	5.50%	^	03/01/2025	572,024
105,000	Post Holdings, Inc.	5.50%	^	12/15/2029	112,156
284,000	Prime Security Services Borrower LLC	9.25%	^	05/15/2023	298,378
315,000	QEP Resources, Inc.	5.25%		05/01/2023	312,638
245,000	QEP Resources, Inc.	5.63%		03/01/2026	239,555
120,000	Radiate Finance, Inc.	6.88%	^	02/15/2023	122,450
290,000	Radiate Finance, Inc.	6.63%	^	02/15/2025	293,745
485,000	Resideo Funding, Inc.	6.13%	^	11/01/2026	489,862
255,000	Riverbed Technology, Inc.	8.88%	^	03/01/2023	147,900
360,000	Schweitzer-Mauduit International, Inc.	6.88%	^	10/01/2026	388,925
410,000	Scientific Games International, Inc.	5.00%	^	10/15/2025	430,500
175,000	Scientific Games International, Inc.	8.25%	^	03/15/2026	193,265
75,000	Scientific Games International, Inc.	7.00%	^	05/15/2028	80,389
180,000	Scientific Games International, Inc.	7.25%	^	11/15/2029	196,083
335,000	Scotts Miracle-Gro Company	4.50%	^	10/15/2029	343,283
340,000	Scripps Escrow, Inc.	5.88%	^	07/15/2027	356,779
685,000	Select Medical Corporation	6.25%	^	08/15/2026	742,783
590,000	ServiceMaster Company LLC	5.13%	^	11/15/2024	613,355
494,000	Sirius XM Radio, Inc.	5.38%	^	07/15/2026	525,968
260,000	Sirius XM Radio, Inc.	5.50%	^	07/01/2029	281,603
700,000	Six Flags Entertainment Corporation	4.88%	^	07/31/2024	726,835
285,000	Spectrum Brands, Inc.	5.00%	^	10/01/2029	295,074
210,000	Springleaf Finance Corporation	6.88%		03/15/2025	239,398
60,000	Springleaf Finance Corporation	7.13%		03/15/2026	69,485
95,000	Springleaf Finance Corporation	6.63%		01/15/2028	107,412
200,000	Springleaf Finance Corporation	5.38%		11/15/2029	209,130
900,000	Sprint Capital Corporation	6.88%		11/15/2028	971,415
865,000	Sprint Corporation	7.13%		06/15/2024	934,922
580,000	SS&C Technologies, Inc.	5.50%	^	09/30/2027	620,238
345,000	Staples, Inc.	7.50%	^	04/15/2026	358,584
115,000	Staples, Inc.	10.75%	^	04/15/2027	116,938
230,000	Star Merger Sub, Inc.	6.88%	^	08/15/2026	254,294
400,000	Stevens Holding Company, Inc.	6.13%	^	10/01/2026	438,139
675,000	SunCoke Energy Partners Finance Corporation	7.50%	^	06/15/2025	650,808
430,000	Sunoco LP	5.50%		02/15/2026	447,349
230,000	Sunoco LP	6.00%		04/15/2027	246,059
250,000	Talen Energy Supply LLC	6.63%	^	01/15/2028	255,712
220,000	Tapstone Energy Finance Corporation	0.00%	^Ω	06/01/2022	1,870
395,000	Targa Resources Partners Finance Corporation	5.88%		04/15/2026	420,428
180,000	Targa Resources Partners Finance Corporation	6.50%	^	07/15/2027	197,433
200,000	Targa Resources Partners Finance Corporation	5.50%	^	03/01/2030	205,750
820,000	Tempo Acquisition Finance Corporation	6.75%	^	06/01/2025	848,692
706,000	Tempur Sealy International, Inc.	5.50%		06/15/2026	745,254
395,000	Tenet Healthcare Corporation	7.00%		08/01/2025	418,042
410,000	Tenet Healthcare Corporation	4.88%	^	01/01/2026	429,947
435,000	Tenet Healthcare Corporation	6.25%	^	02/01/2027	468,713
175,000	Tenet Healthcare Corporation	5.13%	^	11/01/2027	185,063
390,000	TerraForm Power Operating LLC	4.25%	^	01/31/2023	402,464
1,170,000	T-Mobile USA, Inc.	4.50%		02/01/2026	1,201,415
610,000	TransDigm, Inc.	6.25%	^	03/15/2026	661,535
305,000	TransDigm, Inc.	6.38%		06/15/2026	324,050
285,000	TransDigm, Inc.	5.50%	^	11/15/2027	288,728
173,550	Transocean Guardian Ltd.	5.88%	^	01/15/2024	177,887
535,000	Transocean Poseidon Ltd.	6.88%	^	02/01/2027	568,343
315,000	Transocean Proteus Ltd.	6.25%	^	12/01/2024	325,368
260,000	Transocean, Inc.	7.25%	^	11/01/2025	255,447
305,000	Trident Merger Sub, Inc.	6.63%	^	11/01/2025	275,389
120,000	Triumph Group, Inc.	6.25%	^	09/15/2024	126,400
445,000	Triumph Group, Inc.	7.75%		08/15/2025	465,299
535,000	Twin River Worldwide Holdings, Inc.	6.75%	^	06/01/2027	560,598
295,000	Uber Technologies, Inc.	8.00%	^	11/01/2026	308,223
160,000	Uber Technologies, Inc.	7.50%	^	09/15/2027	164,554
570,000	United Rentals North America, Inc.	6.50%		12/15/2026	627,520
85,000	United Rentals North America, Inc.	5.25%		01/15/2030	91,643
175,000	Univision Communications, Inc.	5.13%	^	05/15/2023	175,000
795,000	USA Compression Partners LP	6.88%		09/01/2027	829,543
538,000	Verscend Escrow Corporation	9.75%	^	08/15/2026	589,796
775,000	Viking Cruises Ltd.	5.88%	^	09/15/2027	829,715
250,000	Vine Oil & Gas Finance Corporation	8.75%	^	04/15/2023	123,313
300,000	Viper Energy Partners LP	5.38%	^	11/01/2027	312,555
235,000	Vistra Operations Co LLC	5.63%	^	02/15/2027	248,066
540,000	Vizient, Inc.	6.25%	^	05/15/2027	579,338
450,000	Wand Merger Corporation	8.13%	^	07/15/2023	477,272
610,000	Waste Pro, Inc.	5.50%	^	02/15/2026	637,342
14,000	Weatherford International Ltd.	11.00%	^	12/01/2024	15,173
475,000	WellCare Health Plans, Inc.	5.25%		04/01/2025	495,183
605,000	WellCare Health Plans, Inc.	5.38%	^	08/15/2026	645,444
260,000	West Street Merger Sub, Inc.	6.38%	^	09/01/2025	259,997
165,000	WeWork Companies, Inc.	7.88%	^	05/01/2025	136,536
560,000	Whiting Petroleum Corporation	6.63%		01/15/2026	383,043
365,000	William Carter Company	5.63%	^	03/15/2027	393,223
185,000	Wolverine Escrow LLC	9.00%	^	11/15/2026	194,127
335,000	WPX Energy, Inc.	5.25%		10/15/2027	354,045
285,000	Yum! Brands, Inc.	4.75%	^	01/15/2030	299,065

Total US Corporate Bonds (Cost $106,248,365)					109,055,351

US Government and Agency Mortgage Backed Obligations - 0.8%
6,079,100	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.31%	#I/O	03/25/2023	204,781
2,239,897	Federal Home Loan Mortgage Corporation, Series 3926-HS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.71%	I/F I/O	09/15/2041	354,624
417,761	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	425,871
566,166	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	578,617
792,784	Federal National Mortgage Association, Series 2015-59-A	3.00%		06/25/2041	800,535
7,212,174	Federal National Mortgage Association, Series 2018-55-FA (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.09%		08/25/2048	7,149,977
110,582,251	Government National Mortgage Association, Series 2013-155-IB	0.17%	#I/O	09/16/2053	1,757,086

Total US Government and Agency Mortgage Backed Obligations (Cost $12,129,157)					11,271,491

US Government and Agency Obligations - 6.2%
32,428,365	United States Treasury Inflation Indexed Bonds	0.63%		04/15/2023	32,934,108
58,263,127	United States Treasury Inflation Indexed Bonds	0.50%		04/15/2024	59,214,432

Total US Government and Agency Obligations (Cost $91,535,305)					92,148,540

Affiliated Mutual Funds - 7.3%
10,365,365	DoubleLine Global Bond Fund (Class I)				108,421,722

Total Affiliated Mutual Funds (Cost $106,418,043)					108,421,722

Exchange Traded Funds and Common Stocks - 0.0%
5,568	Frontera Energy Corporation				41,930
1,977	Weatherford International PLC				55,257

Total Exchange Traded Funds and Common Stocks (Cost $631,863)					97,187

Warrants - 0.0%
29,269	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00* Þ				-

Total Warrants (Cost $–)					-

Short Term Investments - 5.0%
24,538,977	First American Government Obligations Fund - Class U	1.53%	♦		24,538,977
24,538,978	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.51%	♦		24,538,978
24,538,978	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.51%	♦		24,538,978

Total Short Term Investments (Cost $73,616,933)					73,616,933

Total Investments - 99.6% (Cost $1,479,225,395)					1,479,281,958
Other Assets in Excess of Liabilities - 0.4%					6,069,777

NET ASSETS - 100.0%					$1,485,351,735

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2019.

P/O	Principal only security

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2019.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

Þ	Value determined using significant unobservable inputs.

†	Perpetual Maturity

I/O	Interest only security

Δ

This mortgage-backed bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2019.

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

♦	Seven-day yield as of December 31, 2019

&	Unfunded or partially unfunded loan commitment. At December 31, 2019, the value of these securities amounted to $83,508 or 0.0% of net assets.

BRL	Brazilian Real

*	Non-income producing security

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	21.5%
Foreign Corporate Bonds	16.2%
Collateralized Loan Obligations	14.9%
Non-Agency Commercial Mortgage Backed Obligations	10.7%
US Corporate Bonds	7.3%
Affiliated Mutual Funds	7.3%
US Government and Agency Obligations	6.2%
Bank Loans	5.0%
Short Term Investments	5.0%
Asset Backed Obligations	4.1%
US Government and Agency Mortgage Backed Obligations	0.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.6%
Common Stocks	0.0%	~
Exchange Traded Funds and Common Stocks	0.0%	~
Warrants	0.0%	~
Other Assets and Liabilities	0.4%

	100.0%

~	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	21.5%
Collateralized Loan Obligations	14.9%
Non-Agency Commercial Mortgage Backed Obligations	10.7%
Affiliated Mutual Funds	7.3%
US Government and Agency Obligations	6.2%
Short Term Investments	5.0%
Asset Backed Obligations	4.1%
Banking	4.0%
Energy	4.0%
Utilities	2.8%
Telecommunications	1.9%
Healthcare	1.3%
Media	1.2%
Finance	1.1%
Transportation	1.0%
Hotels/Motels/Inns and Casinos	1.0%
Consumer Products	1.0%
Mining	0.9%
US Government and Agency Mortgage Backed Obligations	0.8%
Electronics/Electric	0.7%
Leisure	0.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.6%
Chemicals/Plastics	0.6%
Food Products	0.5%
Technology	0.5%
Business Equipment and Services	0.5%
Building and Development (including Steel/Metals)	0.5%
Containers and Glass Products	0.5%
Food Service	0.4%
Pharmaceuticals	0.4%
Retailers (other than Food/Drug)	0.4%
Aerospace & Defense	0.3%
Real Estate	0.3%
Insurance	0.3%
Automotive	0.3%
Construction	0.3%
Commercial Services	0.2%
Environmental Control	0.2%
Diversified Manufacturing	0.2%
Industrial Equipment	0.1%
Pulp & Paper	0.1%
Chemical Products	0.1%
Financial Intermediaries	0.1%
Conglomerates	0.1%
Food/Drug Retailers	0.1%
Cosmetics/Toiletries	0.0%	~
Beverage and Tobacco	0.0%	~
Other Assets and Liabilities	0.4%

	100.0%

~	Represents less than 0.05% of net assets

A summary of the DoubleLine Flexible Income Fund’s investments in affiliated mutual funds for the period ended December 31, 2019 is as follows:

Fund	Value at March 31, 2019	Gross Purchases	Gross Sales	Shares Held at December 31, 2019	Value at December 31, 2019	Change in Unrealized for the Period Ended December 31, 2019	Dividend Income Earned in the Period Ended December 31, 2019	Net Realized Gain (Loss) in the Period Ended December 31, 2019
DoubleLine Global Bond Fund (Class I)	$84,749,820	$22,000,000	$-	10,365,365	$108,421,722	$1,671,902	$1,119,087	$5,597

	$84,749,820	$22,000,000	$-	10,365,365	$108,421,722	$1,671,902	$1,119,087	$5,597

Notes to Schedule of Investments December 31, 2019 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, Doubleline Emerging Markets Local Currency Bond Fund and Doubleline Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate schedule of investments. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and Doubleline Income Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in Income-producing securities	9/32019	9/3/2019	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Notes to Financial Statements (Cont.)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of December 31, 20191:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,189,354,017	$384,634,197	$16,543,475	$12,419,958	$235,584,630	$6,950,221

Affiliated Mutual Funds	79,639,488	1,483,273,873	—	9,076,580	49,450,000	—

Exchange Traded Funds and Common Stocks	—	1,286,237	1,720,586	3,210,755	672,646	—

Total Level 1	1,268,993,505	1,869,194,307	18,264,061	24,707,293	285,707,276	6,950,221

Level 2

US Government and Agency Mortgage Backed Obligations	24,882,550,619	2,313,443,961	—	5,564,007	544,422,045	—

Non-Agency Residential Collateralized Mortgage Obligations	14,522,308,240	1,060,796,857	—	11,274,972	1,394,508,544	—

Non-Agency Commercial Mortgage Backed Obligations	4,012,025,333	803,584,697	—	—	1,297,157,791	—

US Government and Agency Obligations	4,163,160,760	2,424,459,076	—	—	411,031,657	—

Collateralized Loan Obligations	2,524,681,978	342,490,859	—	—	1,054,136,235	—

Asset Backed Obligations	2,049,878,065	327,459,078	—	—	589,770,423	—

Other Short Term Investments	1,498,513,416	65,332,405	—	5,458,950	197,466,884	—

US Corporate Bonds	—	1,619,431,904	—	—	438,961,292	19,912,187

Foreign Corporate Bonds	—	1,531,264,726	1,128,881,651	—	1,196,067,170	711,959

Bank Loans	—	322,886,047	—	—	202,727,632	239,506,204

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	108,959,187	68,913,184	—	99,174,854	—

Municipal Bonds	—	10,787,161	—	—	—	—

Total Level 2	53,653,118,411	10,930,895,958	1,197,794,835	22,297,929	7,425,424,527	260,130,350

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	303,692,065	40,498,689	—	936,253	—	—

Collateralized Loan Obligations	1,484,264	—	—	268,888	—	—

Asset Backed Obligations	—	5,645,472	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	3,618,495	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	305,176,329	49,813,658	82,503	1,205,141	—	—

Total	$55,227,288,245	$12,849,903,923	$1,216,141,399	$48,210,363	$7,711,131,803	$267,080,571

Other Financial Instruments

Level 1

Futures Contracts	$(19,856,182)	$—	$—	$104,501	$—	$—

Total Level 1	—	—	—	104,501	—	—

Level 2

Excess Return Swaps	—	—	—	843,394	—	—

Interest Rate Swaps	—	—	—	45,988	—	—

Total Level 2	—	—	—	889,382	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$993,883	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$491,140,377	$73,616,933	$5,559,765	$920,493	$7,122,324	$29,923,768

Affiliated Mutual Funds	300,249,400	108,421,722	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	—	—	—	—

US Government and Agency Obligations	—	—	—	—	—	—

Exchange Traded Funds and Common Stocks	—	97,187	159,999	—	—	—

Total Level 1	791,389,777	182,135,842	5,719,764	920,493	7,122,324	29,923,768

Level 2

Non-Agency Commercial Mortgage Backed Obligations	1,063,507,765	157,808,958	—	—	—	—

US Government and Agency Obligations	964,566,790	92,148,540	—	21,375,905	—	248,967,094

Non-Agency Residential Collateralized Mortgage Obligations	960,563,604	295,411,292	—	—	—	—

Collateralized Loan Obligations	900,094,520	221,163,684	—	—	—	—

US Government and Agency Mortgage Backed Obligations	704,916,525	11,271,491	—	62,598,068	—	—

Foreign Corporate Bonds	682,611,334	240,894,951	188,106,808	—	—	—

Asset Backed Obligations	497,933,431	61,598,525	—	—	—	—

Other Short Term Investments	462,152,016	—	—	2,482,880	358,386,251	—

US Corporate Bonds	410,297,185	109,055,351	—	—	—	—

Bank Loans	329,735,792	74,212,295	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	52,368,058	9,142,811	29,615,849	—	—	977,402,545

Total Level 2	7,028,747,020	1,272,707,898	217,722,657	86,456,853	358,386,251	1,226,369,639

Level 3

Non-Agency Commercial Mortgage Backed Obligations	2,364,229	497,931	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	23,726,749	—	—	—	—

Collateralized Loan Obligations	—	212,038	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	2,365,727	24,438,218	4,494	—	—	—

Total	$7,822,502,524	$1,479,281,958	$223,446,915	$87,377,346	$365,508,575	$1,256,293,407

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$(650,235)	$—	$—

Total Level 1	—	—	—	(650,235)	—	—

Level 2

Excess Return Swaps	799,914,815	—	—	—	16,289,493	—

Total Level 2	799,914,815	—	—	—	16,289,493	—

Level 3	—	—	—	—	—	—

Total	$799,914,815	$—	$—	$(650,235)	$16,289,493	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$11,144,972	$4,630,979	$6,620,589	$5,010,966	$88,254	$2,822,615

Affiliated Mutual Funds	—	—	2,695,123	—	—	—

Total Level 1	11,144,972	4,630,979	9,315,712	5,010,966	88,254	2,822,615

Level 2

Asset Backed Obligations	253,192,200	—	3,768,451	9,699,059	—	13,991,545

US Corporate Bonds	170,939,073	100,404,206	3,978,864	8,715,495	—	—

Foreign Corporate Bonds	97,825,872	59,373,285	4,688,791	10,346,126	478,368	—

Commercial Paper	—	158,178,788	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	17,744,229	5,192,194	11,155,423	—	—

Collateralized Loan Obligations	—	—	7,237,043	16,523,787	—	10,898,010

Non-Agency Residential Collateralized Mortgage Obligations	—	—	7,467,547	15,478,517	—	27,088,269

Non-Agency Commercial Mortgage Backed Obligations	—	—	6,773,735	18,705,487	—	30,499,685

US Government and Agency Obligations	—	—	7,451,346	16,305,862	—	5,234,386

Other Short Term Investments	—	—	3,580,331	7,858,787	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	651,029	1,186,143	9,269,433	—

Bank Loans	—	—	—	5,922,936	—	—

Total Level 2	521,957,145	335,700,508	50,789,331	121,897,622	9,747,801	87,711,895

Level 3

Foreign Corporate Bonds	10,358,078	—	—	—	—	—

Asset Backed Obligations	2,924,147	—	—	—	—	—

Total Level 3	13,282,225	—	—	—	—	—

Total	$546,384,342	$340,331,487	$60,105,043	$126,908,588	$9,836,055	$90,534,510

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Excess Return Swaps	—	—	5,263,918	17,868,920	—	—

Forward Currency Exchange Contracts	—	—	431,324	—	—	—

Total Level 2	—	—	5,695,242	17,868,920	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$5,695,242	$17,868,920	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended December 31, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund (Consolidated)	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$1,042,150	$-	$(99,597)	$(6,300)	$-	$-	$-	$-	$936,253	$(99,597)
Collateralized Loan Obligations	-	-	-	-	-	-	268,888	-	268,888	-

Total	$1,042,150	$-	$(99,597)	$(6,300)	$-	$-	$268,888	$-	$1,205,141	$(99,597)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund (Consolidated)	Fair Value as of 12/31/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$936,253	Market Comparables	Market Quotes	$102.89 ($102.89)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$268,888	Market Comparables	Market Quotes	$26.89 ($26.89)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$31,930,691	$26,354	$(1,353,690)	$331,998	$258,259	$(156,065)	$-	$(7,310,798)	$23,726,749	$(1,279,146)
Non-Agency Commercial Mortgage Backed Obligations	502,275	-	(4,344)	-	-	-	-	-	497,931	(4,344)
Collateralized Loan Obligations	-	-	-	-	-	-	212,038	-	212,038	-
Foreign Corporate Bonds	-	-	(195,500)	-	197,000	-	-	-	1,500	-

Total	$32,432,966	$26,354	$(1,553,534)	$331,998	$455,259	$(156,065)	$212,038	$(7,310,798)	$24,438,218	$(1,283,490)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$23,726,749	Market Comparables	Market Quotes	$93.95 - $102.89 ($99.15)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$497,931	Market Comparables	Yields	42.15% (42.15%)	Increase in yields would have resulted in the decrease in the fair value of the security
Collateralized Loan Obligations	$212,038	Enterprise Value	Market Quotes	$4.28 ($4.28)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Foreign Corporate Bonds	$10,288,000	$(1,280)	$261,580	$(2,083)	$-	$(188,139)	$-	$-	$10,358,078	$268,267
Asset Backed Obligations	4,987,050	10,364	(663)	-	-	(2,072,604)	-	-	2,924,147	5,555

Total	$15,275,050	$9,084	$260,917	$(2,083)	$-	$(2,260,743)	$-	$-	$13,282,225	$273,822

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 12/31/2019*	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,358,078	Market Comparables	Market Quotes	$107.00 ($107.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$2,924,147	Market Comparables	Market Quotes	$99.99 ($99.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.